                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09259

Morgan Stanley Total Market Index Fund
                     (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                         (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: January 31, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY TOTAL MARKET INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six months ended January 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2006

                                                      DOW JONES           LIPPER
                                                  WILSHIRE 5000        MULTI-CAP
                                                      COMPOSITE       CORE FUNDS
CLASS A      CLASS B      CLASS C      CLASS D         INDEX(1)         INDEX(2)
  5.33%        5.02%        4.96%        5.52%            5.75%            7.18%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

During the six-month period ended January 31, 2006, the U.S. stock market advanced. Returns were earned at an uneven pace, in terms of overall performance and market leadership. As the period opened in August, mixed economic data and additional increases in the federal funds rate stoked investor anxiety. Consternation rose as the Gulf Coast hurricanes sent oil prices spiking and heightened anxiety about the economy. However, as October wound to a close, the stock market showed signs of renewed optimism. Falling oil prices, better-than-expected economic data, the nomination of Ben S. Bernanke to head the Federal Reserve (the "Fed"), and strengthening consumer trends lifted investor sentiment. Stocks continued to advance through November, buoyed by indications that the Fed might soon slow the pace of rate increases, encouraging consumer confidence data, continued declines in oil prices, strong retail trends (excluding the beleaguered auto industry), and acceptable housing data.

Stocks delivered more muted performance in December as cross currents buffeted the market. Rising gold prices, the ongoing struggles of the auto industry, an additional Fed tightening and trends in bond market yields rekindled concern. Yet, the market found positive signals as well, including favorable productivity, employment and consumer confidence data; consolidation activity in the oil industry; corporate litigation developments; and notes from the Fed's meeting minutes which more strongly suggested that its tightening cycle could be nearer to an end.

Throughout these first five months of the reporting period, smaller capitalization stocks found themselves outpaced by larger capitalization issues. The tide turned in the new calendar year, however. Small cap stocks surged overall, with the smallest issues leading the way. Although geopolitical risk, oil prices and mixed corporate earnings weighed on investors, the "January Effect" was still rather pronounced. (The "January Effect" is a historical trend wherein the market rallies in the first month of the calendar year, particularly in higher-volatility segments of the market such as small-cap stocks.)

PERFORMANCE ANALYSIS

Morgan Stanley Total Market Index Fund underperformed the Dow Jones Wilshire 5000 Composite Index and the Lipper Multi-Cap Core Funds Index for the six months ended January 31, 2006, assuming no deduction of applicable sales charges.

The gains of the Fund and the Dow Jones Wilshire 5000 Composite Index were supported by positive performance across nine of the 10 broad sector groups within the Index. On the basis of absolute performance, the top three performing sectors were energy, materials and financials. Energy stocks continued to benefit from favorable supply and demand trends and soaring commodity prices. Meanwhile, the materials sector was well positioned to benefit from global economic growth, which in turn spurred steady demand for coal, copper and other natural resources. Strength in precious metals stocks, such as gold, provided additional support for the sector. Performance in the financials sector was supported by gains in diversified financial services companies, many of which benefited from increased investment banking activity, such as corporate merger-and-acquisition activity.

Within the Index and the Fund, consumer discretionary was the only sector to post a negative return for the period. As the deepening woes of the auto industry soured investor sentiment, auto manufacturer and auto parts and equipment stocks represented the most significant pockets of weakness. The Internet retail, houseware products and houseware specialties industries further detracted from the sector's gains.

Because the Dow Jones Wilshire 5000 Composite Index is market capitalization weighted (and the Fund seeks to replicate the performance attributes of the Index, before Fund fees), the overall contribution of each sector was influenced by its relative size within the Index and the Fund portfolio. In terms of overall contribution, the energy, financials and technology sectors were most beneficial. While the contribution of the energy sector was underpinned by particularly strong stock performance, that of the financials sector was driven more significantly by its large proportional representation within the Index. Within the technology sector, a diverse group of holdings fueled overall returns.

In contrast, consumer discretionary, utilities and telecommunication services contributed the least. Consumer discretionary faltered due to weakness in several industries, as discussed previously. The meager contributions of the utilities and telecommunications sectors reflected lackluster performance as well as the small size of each group.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Exxon Mobil Corp.                                             2.7%
General Electric Co.                                          2.4
Microsoft Corp.                                               1.8
Citigroup, Inc.                                               1.6
Bank of America Corp.                                         1.4
Procter & Gamble Co. (The)                                    1.4
Pfizer, Inc.                                                  1.3
Johnson & Johnson                                             1.2
Altria Group, Inc.                                            1.0
American International Group, Inc.                            1.0

TOP FIVE INDUSTRIES

Pharmaceuticals: Major                                        4.7%
Integrated Oil                                                4.4
Industrial Conglomerates                                      3.9
Major Banks                                                   3.8
Financial Conglomerates                                       3.6

DATA AS OF JANUARY 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE DOW JONES WILSHIRE 5000 COMPOSITE INDEX CONSISTS OF SUBSTANTIALLY ALL OF THE STOCKS WHICH ARE ACTIVELY TRADED IN THE UNITED STATES (CURRENTLY, APPROXIMATELY 5,000). THE INDEX CONSISTS OF LARGE CAPITALIZATION, MID CAPITALIZATION AND SMALL CAPITALIZATION STOCKS. BECAUSE THE INDEX IS WEIGHTED BY FLOAT-ADJUSTED MARKET CAPITALIZATIONS, CURRENTLY LARGE CAPITALIZATION STOCKS IN THE INDEX REPRESENT APPROXIMATELY 85 PERCENT OF ITS VALUE. THE INDEX MAY INCLUDE SOME FOREIGN COMPANIES. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN STOCKS INCLUDED IN THE INDEX.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE

OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JANUARY 31, 2006

                       CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                      (SINCE 09/28/99)       (SINCE 09/28/99)       (SINCE 09/28/99)       (SINCE 09/28/99)
SYMBOL                           TMIAX                  TMIBX                  TMICX                  TMIDX
1 YEAR                           12.34%(3)              11.53%(3)              11.59%(3)              12.70%(3)
                                  6.45(4)                6.53(4)               10.59(4)                  --
5 YEARS                           1.27(3)                0.51(3)                0.52(3)                1.52(3)
                                  0.19(4)                0.12(4)                0.52(4)                  --
SINCE INCEPTION                   2.37(3)                1.60(3)                1.60(3)                2.62(3)
                                  1.50(4)                1.60(4)                1.60(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE DOW JONES WILSHIRE 5000 (FLOAT ADJ) COMPOSITE INDEX MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES AND IS THE BEST MEASURE OF THE ENTIRE U.S. STOCK MARKET. OVER 5,000 CAPITALIZATION WEIGHTED SECURITY RETURNS ARE USED TO ADJUST THE INDEX. THE INDEX IS WEIGHTED BY FLOAT-ADJUSTED MARKET CAPITALIZATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/05 - 01/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        BEGINNING          ENDING         EXPENSES PAID
                                                      ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                     ---------------   ---------------   ---------------
                                                                                            08/01/05 -
                                                        08/01/05          01/31/06           01/31/06
                                                     ---------------   ---------------   ---------------
CLASS A
Actual (5.33% return)                                $      1,000.00   $      1,053.30   $          3.31
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,021.98   $          3.26
CLASS B
Actual (5.02% return)                                $      1,000.00   $      1,050.20   $          7.23
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,018.15   $          7.12
CLASS C
Actual (4.96% return)                                $      1,000.00   $      1,049.60   $          7.18
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,018.20   $          7.07
CLASS D
Actual (5.52% return)                                $      1,000.00   $      1,055.20   $          2.07
Hypothetical (5% annual return before expenses)      $      1,000.00   $      1,023.19   $          2.04

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.64%, 1.40%, 1.39% AND 0.40% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365. IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 0.76%, 1.52%, 1.51% AND 0.52% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

MORGAN STANLEY TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2006 (UNAUDITED)

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
                COMMON STOCKS (98.4%)
                ADVERTISING/MARKETING SERVICES (0.3%)
          588   Arbitron Inc.*                             $       23,344
          502   ADVO, Inc.                                         16,506
          841   Aquantive Inc.                                     21,874
          804   Catalina Marketing Corp.                           17,969
        4,443   Gemstar-TV Guide International, Inc.*              14,662
          684   Getty Images, Inc.*                                55,849
        1,066   Harris Interactive Inc.*                            5,724
          910   Harte-Hanks Inc.                                   25,826
        1,015   infoUSA, Inc.                                      11,124
        6,056   Interpublic Group of Companies, Inc.
                 (The)*                                            61,166
        1,233   Lamar Advertising Co. (Class A)*                   56,619
          636   Nautilus Group, Inc.                               10,399
          171   Netratings, Inc.*                                   2,298
        2,587   Omnicom Group, Inc.                               211,591
          831   R.H. Donnelley Corp.*                              54,510
          743   Valassis Communications, Inc.*                     20,730
        1,448   ValueClick, Inc.*                                  27,251
                                                           --------------
                                                                  637,442
                                                           --------------
                AEROSPACE & DEFENSE (1.2%)
          620   AAR Corp.*                                         14,775
        1,287   Aeroflex Inc.*                                     15,559
          485   Alliant Techsystems, Inc.*                         37,588
          540   Armor Holdings, Inc.*                              25,742
          458   Aviall, Inc.*                                      15,828
       10,342   Boeing Co.                                        706,462
          481   Cubic Corp.                                        10,721
          355   Curtiss-Wright Corp.                               21,066
          473   DRS Technologies, Inc.                             23,503
          385   EDO Corp.                                          10,638
          644   Engineered Support Systems, Inc.                   27,705
          500   ESCO Technologies Inc.*                            24,570
          409   Esterline Corp.*                                   16,920
          981   FLIR Systems, Inc.*                                23,250
          854   GenCorp Inc.*                              $       17,106
        2,355   General Dynamics Corp.                            274,028
        1,725   Goodrich Corp.                                     67,913
        1,687   L-3 Communications Holdings, Inc.                 136,681
        4,979   Lockheed Martin Corp.                             336,829
          573   Moog Inc. (Class A)*                               19,201
        4,748   Northrop Grumman Corp.                            294,993
          924   Orbital Sciences Corp. (c)*                        11,920
        1,874   Precision Castparts Corp.                          93,606
        6,409   Raytheon Co.                                      262,577
        2,264   Rockwell Collins, Inc.                            106,227
           97   Sequa Corp. (Class A)*                              7,910
          490   Teledyne Technologies Inc.*                        16,013
          309   Triumph Group, Inc.*                               13,058
                                                           --------------
                                                                2,632,389
                                                           --------------
                AGRICULTURAL COMMODITIES/ MILLING (0.2%)
        8,589   Archer-Daniels-Midland Co.                        270,554
        1,585   Bunge Ltd.                                         93,452
        1,062   Corn Products International, Inc.                  28,961
          664   Delta & Pine Land Co.                              15,631
                                                           --------------
                                                                  408,598
                                                           --------------
                AIR FREIGHT/COURIERS (0.7%)
        2,494   C.H. Robinson Worldwide, Inc.                     100,907
          774   CNF Inc.                                           39,668
          610   EGL, Inc.*                                         24,955
        1,520   Expeditors International of
                 Washington, Inc.                                 111,781
        4,025   FedEx Corp.                                       407,129
          624   Forward Air Corp.                                  24,336
          613   Pacer International, Inc.                          17,881
        8,975   United Parcel Service, Inc. (Class B)             672,317
          200   UTI Worldwide Inc.                                 20,946
                                                           --------------
                                                                1,419,920
                                                           --------------
                AIRLINES (0.2%)
        1,497   AirTran Holdings, Inc.*                            25,359
          520   Alaska Air Group, Inc.*                            16,603

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
        2,171   AMR Corp.*                                 $       49,282
        1,070   Continental Airlines, Inc. (Class B)*              22,374
          625   ExpressJet Holdings, Inc.*                          4,431
          678   Frontier Airlines, Inc.*                            4,556
        2,282   JetBlue Airways Corp.*                             29,757
          615   Mesa Air Group, Inc.*                               7,165
          837   SkyWest, Inc.                                      24,424
       10,258   Southwest Airlines Co.                            168,847
          277   US Airways Group Inc.*                              8,127
                                                           --------------
                                                                  360,925
                                                           --------------
                ALTERNATIVE POWER GENERATION (0.0%)
        1,190   Plug Power Inc.*                                    7,081
                                                           --------------
                ALUMINUM (0.2%)
       12,511   Alcoa, Inc.                                       394,096
                                                           --------------
                APPAREL/FOOTWEAR (0.4%)
          348   Brown Shoe Co., Inc.                               15,667
        1,933   Cintas Corp.                                       82,346
        5,486   Coach, Inc.*                                      197,222
          269   Columbia Sportswear Co.*                           13,894
          766   Finish Line, Inc. (Class A)                        13,750
          255   Guess ? Inc.*                                      10,820
        1,788   Jones Apparel Group, Inc.                          55,929
          640   Kellwood Co.                                       15,494
          158   Kenneth Cole Productions, Inc. (Class A)            4,241
          337   K-Swiss, Inc. (Class A)                            10,666
        1,597   Liz Claiborne, Inc.                                55,448
        2,413   Nike, Inc. (Class B)                              195,332
          314   Oxford Industries, Inc.                            14,259
          592   Phillips-Van Heusen Corp.                          21,389
          869   Polo Ralph Lauren Corp.                            49,220
        1,693   Quiksilver, Inc.                                   23,736
          761   Russell Corp.                                      11,628
          770   Stride Rite Corp.                                  11,142
          776   Timberland Co. (Class A)*                          27,129
        1,256   V.F. Corp.                                         69,683
          943   Wolverine World Wide, Inc.                         22,679
                                                           --------------
                                                                  921,674
                                                           --------------
                APPAREL/FOOTWEAR RETAIL (0.6%)
        1,225   Abercrombie & Fitch Co. (Class A)          $       81,328
          799   Aeropostale*                                       24,153
        1,852   American Eagle Outfitters, Inc.*                   49,967
        1,069   AnnTaylor Stores Corp.*                            35,619
          295   bebe stores, inc.                                   5,953
          142   Buckle (The), Inc.                                  5,006
          412   Burlington Coat Factory Warehouse Corp.            18,408
          594   Cato Corp. (The) (Class A)                         12,824
        1,717   Charming Shoppes, Inc.*                            20,879
        2,515   Chico's FAS, Inc.*                                109,553
          320   Children's Place Retail Stores, Inc.
                 (The)*                                            14,013
          715   Christopher & Banks Corp.                          14,150
          569   Dress Barn, Inc.*                                  26,254
        2,293   Foot Locker, Inc.                                  52,097
        9,169   Gap, Inc. (The)                                   165,867
          575   Gymboree Corp. (The)*                              14,168
          946   Hot Topic, Inc.*                                   13,585
        4,903   Limited Brands, Inc.                              116,005
          816   Men's Wearhouse, Inc. (The)*                       27,883
        3,328   Nordstrom, Inc.                                   138,844
        1,100   Pacific Sunwear of California, Inc.*               26,961
          975   Payless ShoeSource, Inc.*                          23,751
        2,164   Ross Stores, Inc.                                  61,674
          553   Stage Stores, Inc.                                 16,419
          437   Stein Mart, Inc.                                    7,245
          421   Talbot's, Inc. (The)                               11,733
        6,896   TJX Companies, Inc. (The)                         176,055
          558   Too, Inc.*                                         16,143
        1,686   Urban Outfitters, Inc.*                            46,045
                                                           --------------
                                                                1,332,582
                                                           --------------
                AUTO PARTS: O.E.M. (0.2%)
          726   American Axle & Manufacturing
                 Holdings, Inc.                                    13,496
        1,327   ArvinMeritor, Inc.                                 23,156
          768   BorgWarner, Inc.                                   42,340

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                                        9

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
        2,500   Dana Corp.                                 $       12,175
        2,119   Eaton Corp.                                       140,278
        2,285   Gentex Corp.                                       38,160
        2,706   Johnson Controls, Inc.                            187,363
          984   Lear Corp.                                         24,944
          796   MascoTech, Inc. (Escrow) (a)                            0
          531   Modine Manufacturing Co.                           14,390
          125   Proliance International Inc.*                         638
          226   Sauer-Danfoss, Inc.                                 4,714
          356   Superior Industries International, Inc.             8,259
        2,129   Visteon Corp.*                                     11,177
                                                           --------------
                                                                  521,090
                                                           --------------
                AUTOMOTIVE AFTERMARKET (0.1%)
          213   Bandag, Inc.                                        9,504
          440   Barnes Group, Inc.                                 16,663
          729   CLARCOR Inc.                                       24,844
        1,030   Cooper Tire & Rubber Co.                           15,440
        2,569   Goodyear Tire & Rubber Co. (The)*                  40,179
                                                           --------------
                                                                  106,630
                                                           --------------
                BEVERAGES: ALCOHOLIC (0.3%)
       11,146   Anheuser-Busch Companies, Inc.                    461,890
          754   Brown-Forman Corp. (Class B)                       53,474
        2,776   Constellation Brands Inc. (Class A)*               74,091
          944   Molson Coors Brewing Co. (Class B)                 59,000
                                                           --------------
                                                                  648,455
                                                           --------------
                BEVERAGES: NON-ALCOHOLIC (0.7%)
       31,760   Coca-Cola Co. (The)                             1,314,229
        3,649   Coca-Cola Enterprises Inc.                         72,031
        2,135   Pepsi Bottling Group, Inc. (The)                   61,915
          987   PepsiAmericas, Inc.                                24,172
                                                           --------------
                                                                1,472,347
                                                           --------------
                BIOTECHNOLOGY (2.0%)
        1,121   Abgenix, Inc.*                                     24,740
          618   Adolor Corp.*                                       9,455
          940   Affymetrix, Inc.*                                  35,889
          426   Alexion Pharmaceuticals, Inc.*             $       12,277
        1,286   Alkermes, Inc.*                                    31,301
       17,707   Amgen Inc.*                                     1,290,663
        1,489   Amylin Pharmaceuticals, Inc.*                      63,134
          771   Antigenics Inc.*                                    3,894
        1,200   Applera Corp. - Celera Genomics Group*             14,112
          887   ARIAD Pharmaceuticals, Inc.*                        5,482
        4,854   Biogen Idec Inc.*                                 217,217
        1,390   BioMarin Pharmaceutical, Inc.*                     16,305
        1,679   Bruker BioSciences Corp.*                           8,261
        2,403   Celgene Corp.*                                    170,973
          767   Cell Genesys, Inc.*                                 4,801
          782   Cephalon, Inc.*                                    55,436
        1,063   Charles River Laboratories
                 International, Inc.*                              49,036
        1,557   Chiron Corp.*                                      70,999
          563   Ciphergen Biosystem, Inc.*                          1,036
          778   Cubist Pharmaceuticals, Inc.*                      16,836
          689   CV Therapeutics, Inc.*                             16,956
          859   Dendreon Corp.*                                     4,338
          823   Discovery Laboratories, Inc.*                       6,543
          834   Diversa Corp.*                                      4,495
          857   Enzo Biochem, Inc.*                                11,175
        1,101   Enzon Pharmaceuticals, Inc.*                        8,015
        1,389   Exelixis, Inc.*                                    14,973
        6,651   Genentech, Inc.*                                  571,454
          670   Gen-Probe Inc.*                                    33,788
        1,542   Genta Inc.*                                         4,040
        3,725   Genzyme Corp.*                                    264,252
          647   Geron Corp.*                                        4,962
        6,509   Gilead Sciences, Inc.*                            396,203
        2,167   Human Genome Sciences, Inc.*                       23,837
          832   ICOS Corp.*                                        20,675
          970   ImClone Systems, Inc.*                             34,949
          974   Immunomedics, Inc.*                                 3,117
        1,404   Incyte Corp.*                                       7,146
          713   InterMune Inc.*                                    14,424
          771   Invitrogen Corp.*                                  53,106
        1,222   Lexicon Genetics Inc.*                              4,888
          532   Martek Biosciences Corp.*                          15,322

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                                       10

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          677   Maxygen Inc.*                              $        5,585
        1,513   Medarex, Inc.*                                     21,152
          736   Medicines Company (The)*                           14,168
        3,568   MedImmune, Inc.*                                  121,740
        1,174   MGI Pharma, Inc.*                                  19,571
        4,494   Millennium Pharmaceuticals, Inc.*                  46,468
          726   Millipore Corp.*                                   49,934
          527   Myriad Genetics, Inc.*                             11,299
          899   Nabi Biopharmaceuticals*                            3,389
          533   Neurocrine Biosciences, Inc.*                      32,390
          862   NPS Pharmaceuticals, Inc.*                         12,240
          569   Onyx Pharmaceuticals, Inc.*                        15,983
          805   OSI Pharmaceuticals Inc.*                          22,669
        1,553   PDL Biopharrma Inc.*                               45,270
        1,018   Regeneron Pharmaceuticals, Inc.*                   15,504
          864   SciClone Pharmaceuticals, Inc.*                     1,970
          690   SuperGen, Inc.*                                     3,519
          396   Tanox, Inc.*                                        7,148
          486   Techne Corp.*                                      27,629
          700   Telik, Inc.*                                       13,433
          456   Trimeris, Inc.*                                     5,727
        1,333   Vertex Pharmaceuticals Inc.*                       47,615
        1,595   XOMA Ltd.*                                          2,648
          660   ZymoGenetics, Inc.*                                14,725
                                                           --------------
                                                                4,182,281
                                                           --------------
                BROADCASTING (0.3%)
          430   Citadel Broadcasting Corp.                          5,289
        7,068   Clear Channel Communications, Inc.                206,880
          966   Cox Radio, Inc. (Class A)*                         13,621
        1,046   Cumulus Media, Inc. (Class A)*                     13,818
          521   Emmis Communications Corp. (Class A)*               9,269
          644   Entercom Communications Corp.*                     19,442
          904   Entravision Communications Corp.
                 (Class A)*                                         6,418
          168   Fisher Communications, Inc.*                        7,212
          855   Gray Television, Inc.                      $        7,575
          502   Hearst-Argyle Television, Inc.                     11,988
          269   Liberty (Corp.) (The)                              12,740
          567   Lin TV Corp. (Class A)*                             5,800
          938   Live Nation Inc.                                   16,650
        1,445   Radio One, Inc. (Class A)*                         15,722
          350   Salem Communications Corp.*                         5,369
        1,191   Sinclair Broadcast Group, Inc.
                 (Class A)*                                         9,480
       17,180   Sirius Satellite Radio Inc.*                       97,411
          721   Spanish Broadcasting System,
                 Inc. (Class A)*                                    4,081
        3,567   Univision Communications, Inc.
                 (Class A)*                                       113,573
        1,349   Westwood One, Inc.                                 20,222
        3,171   XM Satellite Radio Holdings
                 Inc. (Class A)*                                   83,017
                                                           --------------
                                                                  685,577
                                                           --------------
                BUILDING PRODUCTS (0.2%)
        2,516   American Standard Companies, Inc.                  90,576
          577   Griffon Corp.*                                     13,617
          781   Lennox International Inc.                          24,953
        6,273   Masco Corp.                                       185,994
          661   Simpson Manufacturing Co., Inc.                    25,574
          345   Watsco, Inc.                                       24,405
                                                           --------------
                                                                  365,119
                                                           --------------
                CABLE/SATELLITE TV (0.8%)
        2,568   Cablevision Systems New
                 York Group (Class A)*                             63,173
        5,974   Charter Communications, Inc. (Class A)*             7,109
       29,572   Comcast Corp. (Class A)*                          822,693
       13,125   DIRECTV Group, Inc. (The)*                        181,519
        3,102   EchoStar Communications Corp. (Class A)*           85,615
        6,799   Liberty Global Inc. (Class A)*                    145,499
       40,182   Liberty Media Corp. (Class A)*                    335,922

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                                       11

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
        1,011   Mediacom Communications Corp.*             $        6,076
                                                           --------------
                                                                1,647,606
                                                           --------------
                CASINO/GAMING (0.4%)
        1,124   Alliance Gaming Corp.*                             17,096
          434   Ameristar Casinos, Inc.                             9,761
          569   Aztar Corp.*                                       17,559
          676   Boyd Gaming Corp.                                  30,555
          258   Churchill Downs Inc.                               10,305
        1,729   GTECH Holdings Corp.                               57,783
        2,664   Harrah's Entertainment, Inc.                      196,070
        4,893   International Game Technology                     175,072
          272   Isle of Capri Casinos, Inc.*                        7,738
          357   Kerzner International Ltd. (Bahamas)*              23,291
        1,848   Las Vegas Sands Corp.*                             94,895
        1,758   MGM Mirage*                                        65,151
          512   Multimedia Games, Inc.*                             4,864
          912   Penn National Gaming, Inc.*                        29,275
          730   Shuffle Master, Inc.*                              18,542
          707   Station Casinos, Inc.                              47,263
          933   Wynn Resorts, Ltd.*                                60,253
                                                           --------------
                                                                  865,473
                                                           --------------
                CATALOG/SPECIALTY DISTRIBUTION (0.0%)
          902   Insight Enterprises, Inc.*                         18,861
          701   Valuevision Media Inc. (Class A)*                   8,587
                                                           --------------
                                                                   27,448
                                                           --------------
                CHEMICALS: AGRICULTURAL (0.2%)
        3,831   Monsanto Co.                                      324,141
          657   Scotts Miracle - Gro Company
                 (The) (Class A)                                   32,522
        1,810   The Mosaic Company*                                27,983
                                                           --------------
                                                                  384,646
                                                           --------------
                CHEMICALS: MAJOR DIVERSIFIED (0.7%)
          797   Cabot Corp.                                        31,258
       13,845   Dow Chemical Co. (The)                            585,644
       14,290   Du Pont (E.I.) de Nemours & Co.                   559,454
        1,134   Eastman Chemical Co.                       $       54,670
        1,720   Engelhard Corp.                                    69,316
        1,655   Hercules Inc.*                                     19,380
        2,058   Rohm & Haas Co.                                   104,752
                                                           --------------
                                                                1,424,474
                                                           --------------
                CHEMICALS: SPECIALTY (0.4%)
        2,980   Air Products & Chemicals, Inc.                    183,836
          947   Airgas, Inc.                                       36,724
          490   Albemarle Corp.                                    21,447
          439   Arch Chemicals, Inc.                               13,609
        1,067   Ashland Inc.*                                      70,337
          669   Cambrex Corp.                                      14,792
        3,417   Chemtura Corp.                                     42,952
          538   Cytec Industries, Inc.                             26,685
          505   FMC Corp.                                          28,492
          689   Georgia Gulf Corp.                                 23,564
          114   Kronos Worldwide, Inc.                              3,580
          999   Lubrizol Corp. (The)                               45,694
        3,130   Lyondell Chemical Co.                              75,151
          133   NL Industries, Inc.                                 1,792
          554   OM Group, Inc.*                                    11,917
        1,784   Polyone Corp.*                                     12,773
        4,665   Praxair, Inc.                                     245,752
          576   Schulman (A.), Inc.                                14,198
          721   Sensient Technologies Corp.                        13,670
          764   Sigma-Aldrich Corp.                                49,568
          214   Valhi, Inc.                                         3,931
                                                           --------------
                                                                  940,464
                                                           --------------
                COAL (0.2%)
          834   Arch Coal, Inc.                                    72,324
        1,266   CONSOL Energy, Inc.                                92,291
        1,111   Massey Energy Co.                                  45,829
        1,814   Peabody Energy Corp.                              180,511
                                                           --------------
                                                                  390,955
                                                           --------------
                COMMERCIAL PRINTING/FORMS (0.1%)
          409   Banta Corp.                                        20,908
          659   Bowne & Co., Inc.                                   9,925
          721   Deluxe Corp.                                       19,308
        3,091   Donnelley (R.R.) & Sons Co.                       100,767

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                                       12

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          447   Harland (John H.) Co.                      $       16,687
          552   Standard Register Co.                              10,019
                                                           --------------
                                                                  177,614
                                                           --------------
                COMPUTER COMMUNICATIONS (1.1%)
        7,227   3Com Corp.*                                        33,027
        3,081   Adaptec, Inc.*                                     16,760
        6,459   Avaya Inc.*                                        68,142
          909   Avocent Corp.*                                     30,242
        4,992   Brocade Communications Systems, Inc.*              22,963
       94,462   Cisco Systems, Inc.*                            1,754,159
          528   Echelon Corp.*                                      4,699
        1,187   Emulex Corp.*                                      21,781
          609   Enterasys Networks Inc.*                            8,319
        2,962   Extreme Networks, Inc.*                            14,514
          526   F5 Networks, Inc.*                                 34,032
          901   FalconStor Software, Inc.*                          8,019
        4,152   Finisar Corp.*                                     11,210
        1,913   Foundry Networks, Inc.*                            28,752
          539   Ixia*                                               6,791
        7,818   Juniper Networks, Inc.*                           141,740
        2,550   McDATA Corp. (Class A)*                            10,889
        2,040   MRV Communications, Inc.*                           5,222
          552   NETGEAR, Inc.*                                     10,002
        1,263   QLogic Corp.*                                      50,103
                                                           --------------
                                                                2,281,366
                                                           --------------
                COMPUTER PERIPHERALS (0.5%)
        1,023   Advanced Digital Information Corp.*                10,240
          608   Avid Technology, Inc.*                             30,199
          809   Dot Hill Systems Corp.*                             6,148
          768   Electronics for Imaging, Inc.*                     21,235
       34,296   EMC Corp.*                                        459,566
          453   Imation Corp.                                      20,534
        1,703   Lexmark International, Inc. (Class A)*             82,715
        3,548   Maxtor Corp.*                                      32,642
        5,253   Network Appliance, Inc.*                          163,894
        3,304   Quantum Corp. - DLT & Storage Systems*             11,729
          257   SafeNet, Inc.*                                      8,075
        5,446   Seagate Technology (ADR)
                 (Cayman Islands)                          $      142,032
        6,106   Seagate Technology (Escrow) (a)*                        0
          417   Sonic Solutions*                                    6,985
        3,006   Western Digital Corp.*                             65,711
        1,016   Zebra Technologies Corp. (Class A)*                45,750
                                                           --------------
                                                                1,107,455
                                                           --------------
                COMPUTER PROCESSING HARDWARE (1.6%)
       11,973   Apple Computer, Inc.*                             904,081
        1,353   Cray, Inc.*                                         3,044
       31,405   Dell, Inc.*                                       920,481
        4,168   Gateway, Inc.*                                     11,337
       41,100   Hewlett-Packard Co.                             1,281,498
        2,734   NCR Corp.*                                        101,568
          619   Palm, Inc.*                                        24,438
       48,861   Sun Microsystems, Inc.*                           219,875
                                                           --------------
                                                                3,466,322
                                                           --------------
                CONSTRUCTION MATERIALS (0.2%)
          553   AMCOL International Corp.                          14,920
          195   Eagle Materials Inc.                               31,764
          381   ElkCorp.                                           13,400
          746   Florida Rock Industries, Inc.                      40,329
          428   Lafarge North America, Inc.                        26,373
          687   Martin Marietta Materials, Inc.                    58,244
          412   Texas Industries, Inc.                             22,170
          392   Trex Co., Inc.*                                     9,792
          472   USG Corp.*                                         44,934
        1,296   Vulcan Materials Co.                               93,156
                                                           --------------
                                                                  355,082
                                                           --------------
                CONSUMER SUNDRIES (0.0%)
        1,133   American Greetings Corp. (Class A)                 23,125
          597   Blyth Industries, Inc.                             12,955
          351   Central Garden & Pet Co.*                          17,403
          507   Oakley, Inc.                                        7,935
          896   Yankee Candle Co., Inc. (The)                      22,490
                                                           --------------
                                                                   83,908
                                                           --------------

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                                       13

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
                CONTAINERS/PACKAGING (0.3%)
          466   Aptargroup, Inc.                           $       26,301
        1,496   Ball Corp.                                         60,588
        1,566   Bemis Company, Inc.                                47,794
          543   Caraustar Industries, Inc.*                         5,908
        2,445   Crown Holdings, Inc.*                              45,746
          240   Greif, Inc.                                        15,629
          644   Myers Industries, Inc.                              9,660
        2,107   Owens-Illinois, Inc.*                              46,333
        1,101   Packaging Corp. of America                         25,543
        2,055   Pactiv Corp.*                                      45,703
          681   Rock-Tenn Co. (Class A)                             9,520
        1,226   Sealed Air Corp.*                                  67,761
          370   Silgan Holdings, Inc.                              14,008
        3,719   Smurfit-Stone Container Corp.*                     47,566
        1,416   Sonoco Products Co.                                43,854
        1,642   Temple-Inland Inc.                                 77,010
                                                           --------------
                                                                  588,924
                                                           --------------
                CONTRACT DRILLING (0.7%)
          892   Diamond Offshore Drilling, Inc.                    75,704
        2,177   ENSCO International Inc.                          111,288
        3,226   GlobalSantaFe Corp.                               196,947
        2,738   Grey Wolf, Inc.*                                   24,094
          644   Helmerich & Payne, Inc.                            50,464
        2,215   Nabors Industries, Ltd. (Bermuda)*                179,969
        1,836   Noble Corp. (Cayman Islands)                      147,688
        2,429   Patterson-UTI Energy, Inc.                         91,379
        2,268   Pride International, Inc.*                         80,083
        1,562   Rowan Companies, Inc.                              70,024
          869   Todco (Class A)                                    38,757
        4,701   Transocean Inc. (Cayman Islands)*                 381,486
                                                           --------------
                                                                1,447,883
                                                           --------------
                DATA PROCESSING SERVICES (0.9%)
        1,073   Acxiom Corp.                                       25,397
        1,712   Affiliated Computer Services,
                 Inc. (Class A)*                                  107,171
          997   Alliance Data Systems Corp.*               $       42,123
        8,272   Automatic Data Processing, Inc.                   363,472
        1,723   BISYS Group, Inc. (The)*                           24,966
        2,177   Ceridian Corp.*                                    53,728
          873   Certegy Inc.                                       37,932
        1,019   CheckFree Corp.*                                   52,805
        2,651   Computer Sciences Corp.*                          134,406
        2,074   Convergys Corp.*                                   35,673
          787   CSG Systems International, Inc.*                   17,920
          884   DST Systems, Inc.*                                 50,087
          914   eFunds Corp.*                                      21,552
       10,961   First Data Corp.                                  494,341
        2,769   Fiserv, Inc.*                                     121,781
        1,109   Global Payments Inc.                               56,481
          643   Hewitt Associates, Inc.*                           17,168
          319   iPayment Holdings, Inc.*                           13,283
        4,835   Paychex, Inc.                                     175,752
          672   Total System Services, Inc.                        13,191
          792   Tyler Technologies, Inc.*                           6,890
                                                           --------------
                                                                1,866,119
                                                           --------------
                DEPARTMENT STORES (0.3%)
          981   Dillard's, Inc. (Class A)                          25,408
        3,783   Federated Department Stores, Inc.                 252,061
        4,410   Kohl's Corp.*                                     195,760
        3,159   Penney (J.C.) Co., Inc.                           176,272
        1,805   Saks, Inc.*                                        34,854
                                                           --------------
                                                                  684,355
                                                           --------------
                DISCOUNT STORES (1.4%)
          786   99 Cents Only Stores*                               8,206
        1,855   Big Lots, Inc.*                                    24,801
          999   BJ's Wholesale Club, Inc.*                         32,108
        6,757   Costco Wholesale Corp.                            337,107
        4,266   Dollar General Corp.                               72,095
        1,597   Dollar Tree Stores, Inc.*                          39,590
        2,304   Family Dollar Stores, Inc.                         55,181
          628   Fred's, Inc.                                        9,973
        1,346   Sears Holdings Corp.*                             163,458

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
       11,510   Target Corp.                               $      630,173
       37,052   Wal-Mart Stores, Inc.                           1,708,468
                                                           --------------
                                                                3,081,160
                                                           --------------
                DRUGSTORE CHAINS (0.5%)
       11,621   CVS Corp.                                         322,599
          591   Longs Drug Stores Corp.                            20,679
        6,389   Rite Aid Corp.*                                    22,937
       14,667   Walgreen Co.                                      634,788
                                                           --------------
                                                                1,001,003
                                                           --------------
                ELECTRIC UTILITIES (2.8%)
        9,307   AES Corp. (The)*                                  158,591
        2,318   Allegheny Energy, Inc.*                            80,643
          425   Allete Inc.                                        18,823
        1,667   Alliant Energy, Inc.                               49,443
        2,754   Ameren Corp.                                      139,793
        5,520   American Electric Power Co., Inc.                 206,006
        3,762   Aquila, Inc.*                                      13,731
          796   Avista Corp.                                       15,212
          533   Black Hills Corp.                                  18,975
        3,980   CenterPoint Energy, Inc.                           50,864
          308   CH Energy Group, Inc.                              14,445
        2,601   Cinergy Corp.                                     113,013
          812   Cleco Corp.                                        17,807
        3,007   CMS Energy Corp.*                                  43,511
        3,480   Consolidated Edison, Inc.                         163,595
        2,568   Constellation Energy Group, Inc.                  149,637
        4,886   Dominion Resources, Inc.                          369,040
        1,758   DPL, Inc.                                          45,075
        2,541   DTE Energy Co.                                    107,230
       12,559   Duke Energy Corp.                                 356,048
        1,259   Duquesne Light Holdings Co.                        22,637
        4,293   Edison International                              188,119
          822   El Paso Electric Co.*                              16,835
          445   Empire District Electric Co. (The)                  9,901
        2,158   Energy East Corp.                                  53,626
        2,977   Entergy Corp.                                     206,931
        9,608   Exelon Corp.                                      551,691
        4,732   FirstEnergy Corp.                                 237,073
        5,193   FPL Group, Inc.                            $      217,015
        1,068   Great Plains Energy Inc.                           30,470
        1,153   Hawaiian Electric Industries, Inc.                 30,243
          720   IDACORP, Inc.                                      22,795
          350   MGE Energy Inc.                                    12,079
        2,078   Northeast Utilities                                41,311
        1,531   NSTAR                                              44,001
        1,318   OGE Energy Corp.                                   35,784
          422   Otter Tail Power Co.                               12,913
        2,704   Pepco Holdings, Inc.                               62,219
        5,309   PG&E Corp.                                        198,079
        1,428   Pinnacle West Capital Corp.                        60,847
          980   PNM Resources Inc.                                 24,079
        5,453   PPL Corp.                                         164,299
        3,652   Progress Energy, Inc.                             159,300
        3,419   Public Service Enterprise Group, Inc.             238,031
        1,663   Puget Energy, Inc.                                 35,073
        4,371   Reliant Energy, Inc.*                              44,235
        1,497   SCANA Corp.                                        60,134
        1,683   Sierra Pacific Resources*                          22,216
       10,656   Southern Co. (The)                                370,829
        2,925   TECO Energy, Inc.                                  49,959
        6,506   TXU Corp.                                         329,464
          228   UIL Holdings Corp.                                 11,022
          655   UniSource Energy Corp.                             20,259
        1,227   Westar Energy, Inc.                                25,276
        1,678   Wisconsin Energy Corp.                             69,654
          634   WPS Resources Corp.                                35,555
        5,751   Xcel Energy, Inc.                                 111,684
                                                           --------------
                                                                5,957,120
                                                           --------------
                ELECTRICAL PRODUCTS (0.5%)
          700   Acuity Brands, Inc.                                26,523
        2,624   American Power Conversion Corp.                    62,189
          527   Baldor Electric Co.                                15,747
          933   Belden CDT Inc.                                    25,284
          499   C&D Technologies, Inc.                              4,142
        1,288   Cooper Industries Ltd.
                 (Class A) (Bermuda)                              105,165

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
        5,893   Emerson Electric Co.                       $      456,413
        1,036   Energizer Holdings, Inc.*                          56,058
          507   Energy Conversion Devices, Inc.*                   25,533
          273   Franklin Electric Co., Inc.                        12,285
          399   Genlyte Group Inc. (The)*                          23,078
          366   Greatbatch, Inc.*                                   9,531
          844   Hubbell, Inc. (Class B)*                           37,938
          426   Littelfuse, Inc.*                                  12,588
        1,919   Molex Inc.                                         58,050
        1,998   Power-One, Inc.*                                   12,068
          634   Spectrum Brands, Inc.*                             11,989
          864   Thomas & Betts Corp.*                              38,578
                                                           --------------
                                                                  993,159
                                                           --------------
                ELECTRONIC COMPONENTS (0.3%)
        1,283   Amphenol Corp. (Class A)                           65,215
          928   AVX Corp.                                          15,423
          724   Benchmark Electronics, Inc.*                       26,448
        1,089   Cree, Inc.*                                        28,456
          675   CTS Corp.                                           8,309
          428   Hutchinson Technology Inc.*                        11,847
        2,538   Jabil Circuit, Inc.*                              102,535
        1,686   Kemet Corp.*                                       15,477
        1,357   Kopin Corp.*                                        6,459
        2,034   MEMC Electronic Materials, Inc.*                   58,132
          696   Methode Electronics, Inc.                           8,561
        1,020   OmniVision Technologies, Inc.*                     25,735
          386   Park Electrochemical Corp.                         10,916
          830   Plexus Corp.*                                      23,497
        2,653   SanDisk Corp.*                                    178,706
        7,476   Sanmina-SCI Corp.*                                 31,474
       14,245   Solectron Corp.*                                   54,416
        1,264   Superconductor Technologies Inc.*                     758
          607   Technitrol, Inc.                                   12,359
          783   TTM Technologies, Inc.*                             8,143
          307   Vicor Corp.                                         5,204
        2,420   Vishay Intertechnology, Inc.*                      38,309
                                                           --------------
                                                                  736,379
                                                           --------------
                ELECTRONIC DISTRIBUTORS (0.1%)
          519   Anixter International, Inc.                $       24,025
        1,690   Arrow Electronics, Inc.*                           58,068
        1,767   Avnet, Inc.*                                       43,203
          852   CDW Corp.                                          47,712
        1,837   Ingram Micro Inc. (Class A)*                       35,546
        2,328   Safeguard Scientifics, Inc.*                        4,959
          239   ScanSource, Inc.*                                  14,056
          850   Tech Data Corp.*                                   35,046
                                                           --------------
                                                                  262,615
                                                           --------------
                ELECTRONIC EQUIPMENT/
                INSTRUMENTS (0.5%)
        5,854   Agilent Technologies, Inc.*                       198,509
          640   Checkpoint Systems, Inc.*                          17,261
          588   Coherent, Inc.*                                    18,204
        1,029   Diebold, Inc.                                      40,244
          375   Dionex Corp.*                                      19,886
          267   DTS, Inc.*                                          4,470
        1,680   Identix Inc.*                                      13,423
          682   Intermec Inc.                                      23,781
          400   Itron, Inc.*                                       19,148
       20,304   JDS Uniphase Corp.*                                63,552
          508   Kronos, Inc.*                                      19,964
        1,479   Lexar Media, Inc.*                                 11,492
          413   Mercury Computer Systems, Inc.*                     7,996
          757   National Instruments Corp.                         25,049
        1,105   Newport Corp.*                                     18,752
          762   Paxar Corp.*                                       15,408
        2,296   Rockwell Automation, Inc.                         151,697
        2,166   Scientific-Atlanta, Inc.                           92,618
          525   SeaChange International, Inc.*                      4,368
        3,555   Symbol Technologies, Inc.                          43,904
        1,212   Tektronix, Inc.                                    35,754
        2,302   Thermo Electron Corp.*                             77,439
       13,680   Xerox Corp.*                                      195,761
                                                           --------------
                                                                1,118,680
                                                           --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
                ELECTRONIC PRODUCTION EQUIPMENT (0.6%)
          630   Advanced Energy Industries, Inc.*          $        9,884
        1,502   Amkor Technology, Inc.*                             8,456
       23,276   Applied Materials, Inc.                           443,408
          766   Asyst Technologies, Inc.*                           5,485
          560   ATMI, Inc.*                                        18,816
        1,931   Axcelis Technologies, Inc.*                        12,204
        1,290   Brooks Automation Inc.*                            21,749
        3,921   Cadence Design Systems, Inc.*                      69,245
          685   Cognex Corp.                                       19,988
          414   Cohu, Inc.                                         11,737
        1,232   Credence Systems Corp.*                            10,780
          699   Cymer, Inc.*                                       31,553
          544   Electro Scientific Industries, Inc.*               13,856
        1,787   Entegris Inc.*                                     18,764
          427   FEI Co.*                                            9,855
          477   FormFactor Inc.*                                   14,224
        2,789   KLA-Tencor Corp.                                  144,972
          977   Kulicke & Soffa Industries, Inc.*                  10,933
        1,951   Lam Research Corp.*                                90,585
          967   LTX Corp.*                                          5,251
          878   Mattson Technology, Inc.*                          11,414
        1,557   Mentor Graphics Corp.*                             17,127
          588   MKS Instruments, Inc.*                             12,789
        2,058   Novellus Systems, Inc.*                            58,344
          316   Photon Dynamics, Inc.*                              6,924
          525   Photronics, Inc.*                                   9,471
        2,127   Synopsys, Inc.*                                    47,028
        2,844   Teradyne, Inc.*                                    49,542
          736   Tessera Technologies, Inc.*                        23,758
          446   Ultratech Stepper, Inc.*                            8,563
          522   Varian Semiconductor
                 Equipment Associates, Inc.*                       25,855
          670   Veeco Instruments, Inc.*                           14,573
                                                           --------------
                                                                1,257,133
                                                           --------------
                ELECTRONICS/APPLIANCE STORES (0.2%)
        5,702   Best Buy Co., Inc.                         $      288,863
          683   Blockbuster, Inc. (Class A)                         2,821
        2,613   Circuit City Stores - Circuit City Group           65,874
          658   Movie Gallery, Inc.                                 3,586
        1,967   RadioShack Corp.                                   43,667
                                                           --------------
                                                                  404,811
                                                           --------------
                ELECTRONICS/APPLIANCES (0.1%)
        4,112   Eastman Kodak Co.                                 103,211
          881   Harman International Industries, Inc.              96,910
          551   Helen of Troy Ltd.*                                10,557
        1,183   Maytag Corp.                                       20,371
          916   Whirlpool Corp.                                    73,903
                                                           --------------
                                                                  304,952
                                                           --------------
                ENGINEERING & CONSTRUCTION (0.2%)
          931   Dycom Industries, Inc.*                            22,958
          242   EMCOR Group, Inc.*                                 19,849
        1,268   Fluor Corp.                                       111,521
          600   Foster Wheeler Ltd. (Bermuda)                      29,550
          531   Granite Construction Inc.                          21,495
          516   Insituform Technologies, Inc. (Class A)*           13,112
          824   Jacobs Engineering Group, Inc.*                    68,697
        1,631   Quanta Services, Inc.*                             22,589
        1,037   Shaw Group Inc. (The)*                             36,938
          636   URS Corp.*                                         27,208
                                                           --------------
                                                                  373,917
                                                           --------------
                ENVIRONMENTAL SERVICES (0.2%)
        3,052   Allied Waste Industries, Inc.*                     27,743
        1,575   Newpark Resources, Inc.*                           14,317
        1,738   Republic Services, Inc.                            65,783
        1,043   Tetra Tech, Inc.*                                  17,470
          665   Waste Connections, Inc.*                           23,235
        7,916   Waste Management, Inc.                            249,987
                                                           --------------
                                                                  398,535
                                                           --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
                FINANCE/RENTAL/LEASING (1.4%)
          144   Amerco*                                    $       11,668
        2,001   AmeriCredit Corp.*                                 57,549
          124   Bay View Capital Corp.                              2,182
        4,211   Capital One Financial Corp.                       350,776
        1,510   CapitalSource, Inc.                                33,160
          504   Cash American International, Inc.                  13,351
          806   CharterMac L.P.                                    17,772
        3,005   CIT Group, Inc.                                   160,287
          299   CompuCredit Corp.*                                 12,008
        8,530   Countrywide Financial Corp.                       285,243
          483   Dollar Thrifty Automotive Group, Inc.*             18,320
        1,678   Doral Financial Corp. (Puerto Rico)                18,240
       13,885   Fannie Mae                                        804,497
          362   Financial Federal Corp.                            16,200
        9,907   Freddie Mac                                       672,289
          959   Fremont General Corp.                              23,496
          601   GATX Corp.                                         23,866
          880   IndyMac Bancorp, Inc.                              35,957
          506   NCO Group, Inc.*                                    8,617
        1,307   Ocwen Financial Corp.*                             13,161
          700   PHH Corp.                                          20,167
          939   Ryder System, Inc.                                 41,973
        5,987   SLM Corp.                                         335,033
           71   Student Loan Corp. (The)                           15,549
          947   United Rentals, Inc.*                              27,757
          117   WFS Financial Inc.*                                 9,302
                                                           --------------
                                                                3,028,420
                                                           --------------
                FINANCIAL CONGLOMERATES (3.6%)
       15,841   American Express Co.                              830,860
       74,628   Citigroup, Inc.                                 3,476,172
        2,208   Conseco Inc.*                                      53,809
          524   Euronet Services, Inc.*                            16,909
       50,478   JPMorgan Chase & Co.                            2,006,501
        1,182   Leucadia National Corp.                            62,020
          468   National Financial Partners Corp.                  25,043
        4,019   Principal Financial Group, Inc.                   189,536
        7,484   Prudential Financial, Inc.                        563,845
        4,704   State Street Corp.                         $      284,404
           25   Wesco Financial Corp.                               9,689
                                                           --------------
                                                                7,518,788
                                                           --------------
                FINANCIAL PUBLISHING/
                SERVICES (0.3%)
          365   Advent Software, Inc.*                              9,584
          949   Dun & Bradstreet Corp.*                            68,594
        1,897   Equifax, Inc.                                      72,693
          553   FactSet Research Systems Inc.                      22,054
          632   Interactive Data Corp.                             14,245
        5,374   McGraw-Hill Companies, Inc. (The)                 274,289
        3,603   Moody's Corp.                                     228,142
          959   SEI Investments Co.                                39,559
           21   Value Line, Inc.                                      730
                                                           --------------
                                                                  729,890
                                                           --------------
                FOOD DISTRIBUTORS (0.1%)
          583   Performance Food Group Co.*                        16,073
        8,899   SYSCO Corp.                                       273,021
          539   United Natural Foods, Inc.*                        17,426
                                                           --------------
                                                                  306,520
                                                           --------------
                FOOD RETAIL (0.3%)
        4,942   Albertson's, Inc.                                 124,291
          771   Casey's General Stores, Inc.                       19,622
       10,455   Kroger Co.*                                       192,372
          624   Ruddick Corp.                                      14,421
        6,402   Safeway Inc.                                      150,063
        1,938   Supervalu, Inc.                                    61,880
          137   Weis Markets, Inc.                                  5,747
        1,782   Whole Foods Market, Inc.                          131,636
          584   Wild Oats Markets, Inc.*                            7,061
                                                           --------------
                                                                  707,093
                                                           --------------
                FOOD: MAJOR DIVERSIFIED (1.2%)
        3,664   Campbell Soup Co.                                 109,664
        7,444   ConAgra Foods Inc.                                154,314
        2,859   Del Monte Foods Co.*                               30,563
        5,097   General Mills, Inc.                               247,765
        5,022   Heinz (H.J.) Co.                                  170,447
        3,351   Kellogg Co.                                       143,758
        3,699   Kraft Foods Inc. (Class A)                        108,899
       23,828   PepsiCo, Inc.                                   1,362,485

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
       11,323   Sara Lee Corp.                             $      206,984
          525   TreeHouse Foods, Inc.*                             10,316
                                                           --------------
                                                                2,545,195
                                                           --------------
                FOOD: MEAT/FISH/DAIRY (0.1%)
        2,118   Dean Foods Co.*                                    80,336
        1,088   Hormel Foods Corp.                                 36,481
          537   Pilgrim's Pride Corp. (Class B)                    13,071
          379   Sanderson Farms, Inc.                              10,612
        1,276   Smithfield Foods, Inc.*                            34,248
        3,462   Tyson Foods, Inc. (Class A)                        49,610
                                                           --------------
                                                                  224,358
                                                           --------------
                FOOD: SPECIALTY/CANDY (0.2%)
          340   American Italian Pasta Co. (Class A)                1,241
          779   Chiquita Brands International, Inc.                14,108
          104   Farmer Brothers Co.                                 2,165
          807   Flowers Foods Inc.                                 22,201
          448   Fresh Del Monte Produce, Inc.                      10,300
          490   Hain Celestial Group, Inc.*                        11,422
        2,414   Hershey Co. (The)                                 123,597
          454   Lancaster Colony Corp.                             18,827
          567   Lance, Inc.                                        12,281
        1,714   McCormick & Co., Inc. (Non-Voting)                 51,780
          995   NBTY, Inc.*                                        20,587
          543   Ralcorp Holdings, Inc.*                            21,340
          806   Smucker (J.M.) Co.                                 35,061
          430   Tootsie Roll Industries, Inc.                      12,492
          795   Topps Co., Inc. (The)                               6,153
        1,979   Wrigley (Wm.) Jr. Co.                             126,577
                                                           --------------
                                                                  490,132
                                                           --------------
                FOREST PRODUCTS (0.1%)
        1,501   Louisiana-Pacific Corp.                            44,204
          346   Universal Forest Products, Inc.                    19,815
        3,447   Weyerhaeuser Co.                                  240,463
                                                           --------------
                                                                  304,482
                                                           --------------
                GAS DISTRIBUTORS (0.5%)
        1,069   AGL Resources, Inc.                        $       38,249
        1,187   Atmos Energy Corp.                                 31,194
        4,638   Dynegy, Inc. (Class A)*                            25,509
          927   Energen Corp.                                      36,172
        1,651   Equitable Resources, Inc.                          60,922
        2,435   KeySpan Corp.                                      87,465
          372   Laclede Group, Inc. (The)                          12,135
        1,592   MDU Resources Group, Inc.                          57,630
        1,158   National Fuel Gas Co.                              38,098
          531   New Jersey Resources Corp.                         24,134
          632   Nicor Inc.                                         25,849
        3,882   NiSource, Inc.                                     79,697
          502   Northwest Natural Gas Co.                          17,866
        1,308   ONEOK, Inc.                                        36,964
          679   Peoples Energy Corp.                               25,272
        1,033   Piedmont Natural Gas Co., Inc.                     25,050
        1,187   Questar Corp.                                      96,717
        3,199   Sempra Energy                                     153,711
          490   South Jersey Industries, Inc.                      14,406
        1,512   Southern Union Co.*                                38,102
          642   Southwest Gas Corp.                                17,751
        1,488   UGI Corp.                                          31,947
        1,113   Vectren Corp.                                      30,452
          698   WGL Holdings Inc.                                  21,764
                                                           --------------
                                                                1,027,056
                                                           --------------
                HOME BUILDING (0.5%)
          573   Beazer Homes USA Inc.                              41,737
          219   Brookfield Homes Corp.                             11,311
          132   Cavco Industries, Inc.*                             5,597
        1,813   Centex Corp.                                      129,430
        1,119   Champion Enterprises, Inc.*                        15,341
        3,920   D.R. Horton, Inc.                                 146,294
          502   Hovnanian Enterprises, Inc.*                       24,307
        1,065   KB Home                                            81,153
        1,929   Lennar Corp. (Class A)                            120,678
          291   Levitt Corp. (Class A)                              7,106
          472   M.D.C. Holdings, Inc.                              29,948
          188   M/I Homes, Inc.                                     7,494
          360   Meritage Homes Corp.*                              21,780

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
           84   NVR, Inc.*                                 $       66,717
          446   Palm Harbor Homes, Inc.*                            9,455
        3,046   Pulte Homes, Inc.                                 121,535
          694   Ryland Group, Inc. (The)                           50,218
          974   Standard Pacific Corp.                             37,889
          261   Technical Olympic USA, Inc.                         5,925
        1,558   Toll Brothers, Inc.*                               52,972
          632   WCI Communities, Inc.*                             17,405
           77   William Lyon Homes, Inc.*                           7,909
                                                           --------------
                                                                1,012,201
                                                           --------------
                HOME FURNISHINGS (0.2%)
          631   Ethan Allen Interiors, Inc.                        26,824
          816   Furniture Brands International, Inc.               19,633
          639   Jarden Corp.*                                      15,745
          864   La-Z-Boy, Inc.                                     14,118
        2,796   Leggett & Platt, Inc.                              68,838
          265   Libbey, Inc.                                        2,899
          790   Mohawk Industries, Inc.*                           67,182
        3,949   Newell Rubbermaid, Inc.                            93,354
          646   Select Comfort Corp.*                              17,830
                                                           --------------
                                                                  326,423
                                                           --------------
                HOME IMPROVEMENT CHAINS (1.0%)
        1,990   Fastenal Co.                                       75,919
       30,791   Home Depot, Inc. (The)                          1,248,575
       10,065   Lowe's Companies, Inc.                            639,631
        1,639   Sherwin-Williams Co.                               86,703
                                                           --------------
                                                                2,050,828
                                                           --------------
                HOSPITAL/NURSING MANAGEMENT (0.3%)
          475   Amsurg Corp.*                                      10,303
        1,610   Beverly Enterprises, Inc.*                         19,658
        1,276   Community Health Systems Inc.*                     46,434
        6,081   HCA, Inc.                                         298,455
        3,389   Health Management
                 Associates, Inc. (Class A)                        71,237
          751   LifePoint Hospitals, Inc.*                         23,168
        1,130   Manor Care, Inc.                                   44,183
          600   Psychiatric Solutions, Inc.                $       19,794
          732   Sunrise Senior Living, Inc.*                       26,608
        6,718   Tenet Healthcare Corp.*                            48,840
        1,226   Triad Hospitals, Inc.*                             50,340
          581   United Surgical Partners
                 International Inc.*                               22,520
          748   Universal Health Services, Inc.
                 (Class B)                                         35,537
                                                           --------------
                                                                  717,077
                                                           --------------
                HOTELS/RESORTS/CRUISELINES (0.5%)
        6,132   Carnival Corp. (Panama)                           317,392
          511   Choice Hotels International, Inc.                  24,288
          567   Gaylord Entertainment Co.*                         24,381
        5,186   Hilton Hotels Corp.                               129,287
          576   Marcus Corp. (The)                                 13,864
        2,677   Marriott International, Inc. (Class A)            178,395
        1,975   Royal Caribbean Cruises Ltd. (Liberia)             80,778
        3,177   Starwood Hotels & Resorts Worldwide,
                 Inc.                                             193,193
          542   Vail Resorts, Inc.*                                16,471
                                                           --------------
                                                                  978,049
                                                           --------------
                HOUSEHOLD/PERSONAL CARE (2.0%)
        1,200   Alberto-Culver Co.                                 53,160
        6,576   Avon Products, Inc.                               186,232
          930   Church & Dwight Co., Inc.                          34,224
        2,158   Clorox Co. (The)                                  129,156
        7,432   Colgate-Palmolive Co.                             407,942
        1,925   Estee Lauder Companies, Inc.
                 (The) (Class A)                                   70,205
        1,274   International Flavors & Fragrances, Inc.           41,991
        6,702   Kimberly-Clark Corp.                              382,818
          911   Nu Skin Enterprises, Inc. (Class A)                17,728

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          523   Playtex Products, Inc.*                    $        7,019
       49,025   Procter & Gamble Co. (The)                      2,903,751
                                                           --------------
                                                                4,234,226
                                                           --------------
                INDUSTRIAL CONGLOMERATES (3.9%)
       10,124   3M Co.                                            736,521
        3,686   Danaher Corp.                                     208,775
      152,148   General Electric Co.**                          4,982,847
       11,057   Honeywell International, Inc.                     424,810
        4,746   Ingersoll-Rand Co. Ltd.
                 (Class A) (Bermuda)                              186,375
        1,252   ITT Industries, Inc.                              128,330
        1,115   SPX Corp.                                          53,197
        1,575   Textron, Inc.                                     133,025
       25,000   Tyco International Ltd. (Bermuda)                 651,250
       13,560   United Technologies Corp.                         791,497
          489   Walter Industries, Inc.                            30,929
                                                           --------------
                                                                8,327,556
                                                           --------------
                INDUSTRIAL MACHINERY (0.4%)
          358   Actuant Corp. (Class A)                            20,495
          793   Flowserve Corp.*                                   36,462
          769   FuelCell Energy, Inc.*                              8,313
        1,011   Graco Inc.                                         40,622
          668   IDEX Corp.                                         30,728
        3,598   Illinois Tool Works Inc.                          303,275
          534   Kennametal Inc.                                    31,239
          518   Lincoln Electric Holdings, Inc.                    23,056
          467   Nordson Corp.                                      21,211
        1,651   Parker Hannifin Corp.                             125,096
          489   Regal-Beloit Corp.                                 18,039
        1,254   Roper Industries, Inc.                             50,599
          377   Tecumseh Products Co. (Class A)                     9,557
          532   Watts Water Technologies, Inc.                     17,918
          154   Woodward Governor Co.                              14,407
                                                           --------------
                                                                  751,017
                                                           --------------
                INDUSTRIAL SPECIALTIES (0.3%)
          719   Buckeye Technologies Inc.*                          6,773
          407   Cabot Microelectronics Corp.*                      13,516
        1,070   Donaldson Co., Inc.                        $       36,969
        2,714   Ecolab Inc.                                        97,188
          689   Ferro Corp.                                        13,553
          460   Fuller (H.B.) Co.                                  17,383
        1,306   GrafTech International Ltd.*                        9,756
          543   Headwaters Inc.*                                   18,734
        1,013   KFx Inc.*                                          20,351
          417   MacDermid, Inc.                                    12,573
          478   Mine Safety Appliances Co.                         19,039
          331   Minerals Technologies, Inc.                        18,493
        2,433   PPG Industries, Inc.                              144,764
          315   Rogers Corp.*                                      14,840
        1,664   RPM International, Inc.                            31,450
          651   Spartech Corp.                                     15,644
          611   Symyx Technologies, Inc.*                          16,900
        1,383   Valspar Corp. (The)                                37,645
          325   WD-40 Co.                                          10,208
                                                           --------------
                                                                  555,779
                                                           --------------
                INFORMATION TECHNOLOGY SERVICES (1.4%)
        8,220   Accenture Ltd. (Class A) (Bermuda)                259,177
          488   Anteon International Corp.*                        26,913
        2,787   BearingPoint, Inc.*                                22,909
          288   Black Box Corp.                                    14,581
          413   CACI International Inc. (Class A)*                 23,582
        1,236   CIBER, Inc.*                                        7,762
        2,471   Citrix Systems, Inc.*                              76,206
        1,951   Cognizant Technology Solutions
                 Corp. (Class A)*                                 102,174
        7,540   Electronic Data Systems Corp.                     189,933
          857   Epicor Software Corp.*                             11,398
        1,094   Henry (Jack) & Associates, Inc.                    22,394
          454   Intergraph Corp.*                                  17,347
       22,893   International Business Machines Corp.           1,861,201
          557   JDA Software Group, Inc.*                           8,539
          932   Keane, Inc.*                                       10,094
        8,896   Level 3 Communications, Inc.*                      33,360

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                                       21

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          320   ManTech International Corp. (Class A)*     $        8,947
          543   MICROS Systems, Inc.*                              25,059
        1,521   Perot Systems Corp. (Class A)*                     22,921
          639   QAD, Inc.                                           5,138
          927   Reynolds & Reynolds Co. (The) (Class A)            26,327
        1,240   RSA Security, Inc.*                                19,059
        1,318   Sapient Corp.*                                      8,699
          275   SRA International, Inc. (Class A)*                  8,734
          120   Syntel, Inc.                                        2,586
        4,964   Unisys Corp.*                                      33,209
          282   Verint Systems Inc.*                               10,223
        1,558   Wind River Systems, Inc.*                          20,846
                                                           --------------
                                                                2,879,318
                                                           --------------
                INSURANCE BROKERS/SERVICES (0.3%)
        3,761   AON Corp.                                         128,701
        1,641   Brown & Brown, Inc.                                47,146
          181   CCC Information Services Group, Inc.*               4,791
        1,298   ChoicePoint, Inc.*                                 53,374
          948   Crawford & Co. (Class B)                            6,143
        1,360   Gallagher (Arthur J.) & Co.                        39,658
          521   Hilb, Rogal & Hobbs Co.                            20,256
        7,521   Marsh & McLennan Companies, Inc.                  228,563
                                                           --------------
                                                                  528,632
                                                           --------------
                INTEGRATED OIL (4.4%)
        1,209   Amerada Hess Corp.                                187,153
       32,322   Chevron Corp.                                   1,919,280
        1,191   Cimarex Energy Co.*                                54,262
       18,196   ConocoPhillips                                  1,177,281
       91,320   Exxon Mobil Corp.                               5,730,330
        2,458   Murphy Oil Corp.                                  140,106
                                                           --------------
                                                                9,208,412
                                                           --------------
                INTERNET RETAIL (0.2%)
        4,268   Amazon.com, Inc.*                                 191,292
        1,364   Drugstore.com, Inc.*                                4,433
          736   Gamestop Corp (Class A)*                   $       29,668
        4,168   IAC/InterActiveCorp*                              120,955
          436   Netflix Inc.*                                      12,012
                                                           --------------
                                                                  358,360
                                                           --------------
                INTERNET SOFTWARE/SERVICES (1.2%)
        1,002   Agile Software Corp.*                               6,442
        1,968   Akamai Technologies, Inc.*                         42,961
        1,012   Ariba, Inc.*                                        9,452
        5,654   BEA Systems, Inc.*                                 58,632
        1,827   Borland Software Corp.*                            11,857
        9,125   CMGI Inc.*                                         13,688
        1,948   CNET Networks, Inc.*                               29,259
          638   Digital Insight Corp.*                             22,885
          600   Digital River, Inc.*                               20,148
        1,146   Digitas Inc.*                                      15,001
        2,116   Earthlink, Inc.*                                   24,165
        2,817   Google, Inc. (Class A)*                         1,220,465
          282   GSI Commerce, Inc.*                                 4,757
        4,035   Internap Network Services Corp.*                    2,058
          619   Internet Security Systems, Inc.*                   13,197
          447   J2 Global Communications, Inc.*                    21,344
          897   Lionbridge Technologies, Inc.*                      6,844
          237   MicroStrategy Inc. (Class A)*                      22,778
        1,137   NIC Inc.*                                           6,765
        1,181   Openwave Systems, Inc.*                            25,462
          620   Packeteer, Inc.*                                    8,023
          698   Progress Software Corp.*                           20,074
        1,811   RealNetworks, Inc.*                                14,579
        1,369   S1 Corp.*                                           5,709
          627   Secure Computing Corp.*                             9,129
        6,876   Siebel Systems, Inc.                               72,954
        1,321   SonicWALL, Inc.*                                   10,885
          670   Supportsoft, Inc.*                                  2,921
        1,194   United Online, Inc.*                               16,322
        3,650   VeriSign, Inc.*                                    86,688
          685   Vignette Corporation*                              11,604

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                                       22

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          520   WebEx Communications, Inc.*                $       12,626
        1,016   webMethods, Inc.*                                   7,833
          329   Websense, Inc.*                                    21,691
       19,072   Yahoo!, Inc.*                                     654,932
                                                           --------------
                                                                2,534,130
                                                           --------------
                INVESTMENT BANKS/BROKERS (2.2%)
        3,158   Ameriprise Financial, Inc.*                       128,499
        1,482   Bear Stearns Companies, Inc. (The)                187,414
          399   Chicago Mercantile Exchange Holdings,
                 Inc.                                             168,877
        5,298   E*TRADE Group, Inc.*                              126,039
        1,060   Edwards (A.G.), Inc.                               50,424
          590   eSPEED, Inc (Class A)*                              5,416
        5,522   Goldman Sachs Group, Inc. (The)                   779,983
          589   Investment Technology Group, Inc.*                  6,493
          721   Jefferies Group, Inc.                              39,273
        2,213   Knight Capital Group, Inc.*                        25,206
        1,355   LaBranche & Co., Inc.*                             15,515
          237   Ladenburg Thalmann Financial
                 Services Inc*                                        135
        1,574   Legg Mason, Inc.                                  204,148
        3,952   Lehman Brothers Holdings Inc.                     555,058
       12,083   Merrill Lynch & Co., Inc.                         907,071
       15,080   Morgan Stanley                                    926,666
          868   Nasdaq Stock Market Inc.*                          36,378
          887   Raymond James Financial, Inc.                      37,751
       15,173   Schwab (Charles) Corp. (The)                      224,409
        3,916   TD AmeriTrade Holding Corp.                        79,260
          802   Tradestation Group Inc.*                           14,187
                                                           --------------
                                                                4,538,202
                                                           --------------
                INVESTMENT MANAGERS (0.4%)
          422   Affiliated Managers Group, Inc.*                   39,161
          362   Alliance Capital Management Holding L.P.           21,879
          144   BlackRock, Inc. (Class A)                  $       19,123
        1,952   Eaton Vance Corp. (Non-Voting)                     56,257
        1,404   Federated Investors, Inc. (Class B)                 4,208
        2,055   Franklin Resources, Inc.                          202,418
          971   Investors Financial Services Corp.                 45,579
        3,324   Janus Capital Group, Inc.                          69,438
        5,998   Mellon Financial Corp.                            211,549
          879   Nuveen Investments (Class A)                       39,880
        1,799   Price (T.) Rowe Group, Inc.                       137,498
        1,184   Waddell & Reed Financial, Inc. (Class A)           26,380
                                                           --------------
                                                                  923,370
                                                           --------------
                INVESTMENT TRUSTS/MUTUAL FUNDS (0.0%)
          344   BP Prudhoe Bay Royalty Trust                       24,390
           28   Cross Timbers Royalty Trust                         1,343
          326   Hugoton Royalty Trust                              12,558
                                                           --------------
                                                                   38,291
                                                           --------------
                LIFE/HEALTH INSURANCE (0.7%)
        7,213   AFLAC, Inc.                                       338,650
          181   American National Insurance Co.                    21,449
          573   AmerUs Group Co.                                   35,165
          779   Citizens, Inc.*                                     4,160
          523   Delphi Financial Group, Inc. (Class A)             24,926
          222   FBL Financial Group, Inc. (Class A)                 7,404
        5,470   Genworth Financial Inc. (Class A)                 179,197
          175   Great American Financial Resources, Inc.            3,999
        1,923   Jefferson-Pilot Corp.                             112,169
           67   Kansas City Life Insurance Co.                      3,377
        2,476   Lincoln National Corp.                            135,016
        5,879   MetLife, Inc.                                     294,891

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                                       23

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
           65   National Western Life Insurance
                 Co. (Class A)                             $       14,040
        1,479   Phoenix Companies Ltd.                             22,318
          573   Presidential Life Corp.                            12,302
          922   Protective Life Corp.                              41,444
          515   Reinsurance Group of America, Inc.                 24,978
          832   StanCorp Financial Group, Inc.                     41,392
        1,489   Torchmark Corp.                                    83,533
          533   UICI                                               19,470
          514   Universal American Financial Corp.*                 8,466
        4,269   UnumProvident Corp.                                86,789
                                                           --------------
                                                                1,515,135
                                                           --------------
                MAJOR BANKS (3.8%)
       67,475   Bank of America Corp.                           2,984,419
       11,145   Bank of New York Co., Inc. (The)                  354,522
        7,780   BB&T Corp.                                        303,731
        2,371   Comerica, Inc.                                    131,519
        3,096   Huntington Bancshares, Inc.                        71,827
        5,841   KeyCorp                                           206,713
        8,038   National City Corp.                               274,739
        4,176   PNC Financial Services Group                      270,855
        3,510   Popular, Inc.                                      71,288
        6,629   Regions Financial Corp.                           219,950
        5,177   SunTrust Banks, Inc.                              369,897
        1,244   TD Banknorth, Inc.                                 36,051
          746   UnionBanCal Corp.                                  50,049
       22,285   Wachovia Corp.                                  1,221,887
       23,989   Wells Fargo & Co.                               1,495,954
                                                           --------------
                                                                8,063,401
                                                           --------------
                MAJOR TELECOMMUNICATIONS (2.3%)
        4,698   ALLTEL Corp.                                      282,021
       56,334   AT&T Inc.                                       1,461,867
       26,278   BellSouth Corp.                                   756,018
        3,950   Cincinnati Bell Inc.*                              13,825
        1,276   Primus Telecommunications Group, Inc.*                995
       42,076   Sprint Nextel Corp.                        $      963,120
       42,014   Verizon Communications Inc.                     1,330,163
                                                           --------------
                                                                4,808,009
                                                           --------------
                MANAGED HEALTH CARE (1.5%)
        4,103   Aetna, Inc.                                       397,170
          798   AMERIGROUP Corp.*                                  17,811
        6,452   Caremark Rx, Inc.*                                318,084
          766   Centene Corp.*                                     20,138
        1,841   CIGNA Corp.                                       223,866
        2,329   Coventry Health Care, Inc.*                       138,739
        1,642   Health Net Inc.*                                   81,066
        2,307   Humana, Inc.*                                     128,661
          800   Sierra Health Services, Inc.*                      31,696
       19,550   UnitedHealth Group Inc.*                        1,161,661
        9,404   WellPoint Inc.*                                   722,227
                                                           --------------
                                                                3,241,119
                                                           --------------
                MARINE SHIPPING (0.1%)
          603   Alexander & Baldwin, Inc.                          31,699
          627   General Maritime Corp.                             23,538
          321   Kirby Corp.*                                       18,018
        1,540   OMI Corp. (Class A)                                27,042
          391   Overseas Shipholding Group, Inc.                   20,168
          600   Teekay Shipping Corp.                              23,304
          733   Tidewater, Inc.                                    42,822
                                                           --------------
                                                                  186,591
                                                           --------------
                MEDIA CONGLOMERATES (1.5%)
       10,511   CBS Corp. (Class B)                               274,652
        4,018   Discovery Holding Company (Class A)*               60,913
       28,837   Disney (Walt) Co. (The)                           729,864
       35,339   News Corp. (Class A)                              556,943
       63,252   Time Warner, Inc.                               1,108,808
       10,511   Viacon, Inc. (Class B shares)                     435,996
                                                           --------------
                                                                3,167,176
                                                           --------------
                MEDICAL DISTRIBUTORS (0.5%)
        2,992   AmerisourceBergen Corp.                           130,571
        6,143   Cardinal Health, Inc.                             442,542
        1,235   Henry Schein, Inc.*                                57,600
        4,006   McKesson Corp.                                    212,318
          649   Owens & Minor, Inc.                                20,314

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                                       24

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
        1,671   Patterson Companies, Inc.*                 $       57,700
          484   PolyMedica Industries, Inc.                        19,224
        1,307   PSS World Medical, Inc.*                           23,199
                                                           --------------
                                                                  963,468
                                                           --------------
                MEDICAL SPECIALTIES (2.3%)
          916   Advanced Medical Optics, Inc.*                     40,835
        1,228   Align Technology, Inc.*                            10,045
        1,027   American Medical System Holdings, Inc.*            23,272
          181   Analogic Corp.                                     10,046
        2,895   Applera Corp. - Applied Biosystems Group           82,044
          394   Arrow International, Inc.                          12,608
          403   ArthroCare Corp.*                                  18,050
        1,492   Bard (C.R.), Inc.                                  94,623
          779   Bausch & Lomb, Inc.                                52,621
        8,890   Baxter International, Inc.                        327,597
          862   Beckman Coulter, Inc.                              51,332
        3,371   Becton, Dickinson & Co.                           218,441
        3,316   Biomet, Inc.                                      125,378
           31   Bio-Rad Laboratories, Inc. (Class A)*               2,089
          272   Biosite Diagnostics Inc.*                          13,578
          556   Bioveris Corp.*                                     2,446
        8,420   Boston Scientific Corp.*                          184,145
          639   CONMED Corp.*                                      15,106
          584   Cooper Companies, Inc. (The)                       32,371
          435   Cyberonics Inc.*                                   13,054
        1,632   Cytyc Corp.*                                       49,123
        1,281   Dade Behring Holdings, Inc.                        50,126
          288   Datascope Corp.                                    10,109
          948   DENTSPLY International, Inc.                       50,908
          374   Diagnostic Products Corp.                          18,999
          362   Digene Corp.*                                      12,018
          827   Edwards Lifesciences Corp.*                        35,511
        1,747   Fisher Scientific International, Inc.*            116,822
        4,727   Guidant Corp.                                     347,907
          470   Haemonetics Corp.*                                 24,440
          836   Hillenbrand Industries, Inc.                       41,148
          600   Hologic, Inc.                              $       30,876
        2,272   Hospira, Inc.*                                    101,672
          493   IDEXX Laboratories, Inc.*                          37,872
          852   Immucor, Inc.*                                     25,603
          448   INAMED Corp.*                                      41,265
          296   Integra LifeSciences Holding, Inc.*                11,544
          484   Intermagnetics General Corp.*                      19,525
          521   Intuitive Surgical, Inc.*                          71,716
          494   Invacare Corp.                                     17,087
          699   Kinetic Concepts, Inc.*                            25,297
          721   KV Pharmaceutical Co. (Class A)*                   17,340
          457   Kyphon Inc.*                                       18,997
       17,350   Medtronic, Inc.                                   979,755
          510   Mentor Corp.                                       22,950
          499   Merit Medical Systems, Inc.*                        7,041
        1,300   Nektar Therapeutics*                               25,740
          752   OraSure Technologies, Inc.*                         8,204
        1,823   Pall Corp.                                         52,502
          355   Penwest Pharmaceuticals Co.*                        7,324
        2,661   Peregrine Pharmaceuticals, Inc.*                    3,699
        1,765   PerkinElmer, Inc.                                  40,136
        1,053   ResMed, Inc.*                                      41,530
        1,034   Respironics, Inc.*                                 37,255
        5,238   St. Jude Medical, Inc.*                           257,342
          986   STERIS Corp.                                       26,622
        4,005   Stryker Corp.                                     199,850
          378   SurModics, Inc.*                                   13,941
          540   Sybron Dental Specialties, Inc.*                   23,004
          691   Thoratec Corp.*                                    17,482
        1,877   Varian Medical Systems, Inc.*                     113,014
          517   Ventana Medical Systems, Inc.*                     20,856
          586   Viasys Healthcare, Inc.*                           16,596
           99   Vital Signs, Inc.                                   5,080
        1,588   Waters Corp.*                                      66,617
          566   West Pharmaceutical Services, Inc.                 17,280

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          422   Wright Medical Group, Inc.*                $        9,419
        3,542   Zimmer Holdings, Inc.*                            244,221
                                                           --------------
                                                                4,763,046
                                                           --------------
                MEDICAL/NURSING SERVICES (0.2%)
          489   American Healthways, Inc.*                         21,849
          880   Apria Healthcare Group, Inc.*                      21,446
        1,420   DaVita, Inc.*                                      77,745
        1,265   Hooper Holmes, Inc.                                 4,428
          438   Kindred Healthcare, Inc.*                          10,030
        1,470   Lincare Holdings, Inc.*                            62,122
          360   Pediatrix Medical Group, Inc.*                     31,565
          982   Renal Care Group, Inc.*                            46,586
        1,175   VCA Antech, Inc.*                                  32,512
                                                           --------------
                                                                  308,283
                                                           --------------
                METAL FABRICATIONS (0.1%)
          818   Commercial Metals Co.                              38,716
          608   Harsco Corp.                                       48,166
          504   Kaydon Corp.                                       16,854
          669   Mueller Industries, Inc.                           19,421
        1,213   Timken Co. (The)                                   43,874
                                                           --------------
                                                                  167,031
                                                           --------------
                MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
          771   ABM Industries Inc.                                14,734
        1,315   Adesa Inc.                                         33,664
        1,710   ARAMARK Corp. (Class B)                            45,572
          496   Bright Horizons Family
                  Solutions, Inc.*                                 19,384
          858   CBIZ, Inc.*                                         5,139
          959   Copart, Inc.*                                      24,157
          544   Corporate Executive Board
                  Co. (The)                                        45,772
          596   Corrections Corporation of
                  America*                                         25,300
          312   Costar Group, Inc.*                                15,600
          673   DiamondCluster International,
                  Inc. (Class A)*                                   6,400
          686   FTI Consulting, Inc.*                              18,556
          366   G & K Services, Inc. (Class A)             $       14,545
          419   Global Imaging Systems,
                  Inc.*                                            14,816
        1,935   IKON Office Solutions, Inc.                        22,872
        1,575   Iron Mountain Inc.*                                65,646
          654   Laureate Education Inc.*                           34,073
          304   MAXIMUS, Inc.                                      11,892
          849   Navigant Consulting, Inc.*                         19,289
          489   ProQuest Co.*                                      14,548
        1,883   Sabre Holdings Corp.
                  (Class A)                                        46,134
          316   SOURCECORP, Inc.*                                   8,317
          278   StarTek, Inc.                                       5,643
          634   TeleTech Holdings, Inc.*                            7,392
          883   The Brink's Co.                                    46,976
          235   Vertrue Incorporated*                              10,166
          428   Viad Corp.                                         12,185
        1,044   Wireless Facilities, Inc.*                          5,575
                                                           --------------
                                                                  594,347
                                                           --------------
                MISCELLANEOUS MANUFACTURING (0.2%)
          975   Ametek, Inc.                                       40,112
          604   Brady (W.H.) Co. (Class A)                         24,021
          456   Carlisle Companies, Inc.                           31,651
          736   Crane Co.                                          27,468
        2,892   Dover Corp.                                       132,830
        1,463   Jacuzzi Brands, Inc.*                              13,884
        1,485   Pentair, Inc.                                      57,024
          382   Smith (A.O.) Corp.                                 16,460
          465   Teleflex Inc.                                      29,328
          743   Tredegar Corp.                                     11,093
          253   Valmont Industries, Inc.                           10,133
          561   Varian, Inc.*                                      21,526
                                                           --------------
                                                                  415,530
                                                           --------------
                MOTOR VEHICLES (0.3%)
       25,249   Ford Motor Co.                                    216,636
        6,059   General Motors Corp.                              145,780
        3,940   Harley-Davidson, Inc.                             210,908
                                                           --------------
                                                                  573,324
                                                           --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
                MOVIES/ENTERTAINMENT (0.1%)
          765   Cedar Fair, L.P.                           $       21,550
          241   Crown Media Holdings, Inc.
                  (Class A)*                                        2,200
          497   International Speedway Corp.
                  (Class A)                                        23,483
          843   Pixar, Inc.*                                       48,709
          654   Regal Entertainment Group
                  (Class A)*                                       12,106
        2,012   Six Flags, Inc.*                                   23,359
          244   Speedway Motorsports, Inc.                          8,725
        1,332   TiVo Inc.*                                          7,339
                                                           --------------
                                                                  147,471
                                                           --------------
                MULTI-LINE INSURANCE (1.4%)
       32,699   American International
                  Group, Inc.                                   2,140,477
        1,745   Axis Capital Holdings Ltd.                         52,176
          652   CNA Financial Corp.*                               20,616
        4,243   Hartford Financial Services
                  Group, Inc. (The)                               348,902
        1,534   HCC Insurance Holdings, Inc.                       47,646
          688   Horace Mann Educators
                  Corp.                                            13,478
        1,738   Loews Corp.                                       171,523
          827   Nationwide Financial Services,
                  Inc. (Class A)                                   35,197
          700   PartnerRe Ltd.                                     43,246
        1,772   Safeco Corp.                                       92,587
          653   Unitrin, Inc.                                      28,869
          393   Zenith National Insurance
                  Corp.                                            21,729
                                                           --------------
                                                                3,016,446
                                                           --------------
                OFFICE EQUIPMENT/SUPPLIES (0.2%)
        1,384   Avery Dennison Corp.                               82,680
          640   HNI Corp.                                          36,928
          588   Kimball International, Inc.
                  (Class B)                                         8,267
        1,044   Miller (HERMAN), Inc.                              31,633
        3,272   Pitney Bowes, Inc.                         $      139,845
          855   Steelcase, Inc. (Class A)                          14,407
                                                           --------------
                                                                  313,760
                                                           --------------
                OIL & GAS PIPELINES (0.4%)
          480   Buckeye Partners, L.P.                             21,653
        9,182   El Paso Corp.                                     123,590
          218   Enbridge Energy
                  Management, LLC*                                 10,355
        3,079   Enterprise Products
                  Partners L.P.                                    77,806
          690   Kinder Morgan
                  Management, LLC*                                 31,277
        1,484   Kinder Morgan, Inc.                               142,835
          802   Magellan Midstream
                  Parners, L.P.                                    25,897
          762   Plains All American
                  Pipeline, L.P.                                   32,530
          323   TC Pipelines, L.P.                                 10,743
        1,004   TEPPCO Partners, L.P.                              37,198
          462   Valero L.P.                                        23,673
          943   Western Gas Resources, Inc.                        44,793
        8,261   Williams Companies,
                  Inc. (The)                                      196,942
                                                           --------------
                                                                  779,292
                                                           --------------
                OIL & GAS PRODUCTION (2.1%)
        3,217   Anadarko Petroleum Corp.                          346,857
        4,707   Apache Corp.                                      355,520
          297   Berry Petroleum Co.
                  (Class A)                                        23,600
        5,423   Burlington Resources, Inc.                        494,903
          683   Cabot Oil & Gas Corp.                              35,222
          691   Cheniere Energy Inc.*                              26,866
        4,828   Chesapeake Energy Corp.                           169,173
          625   Comstock Resources Inc.*                           20,000
        1,640   Denbury Resources Inc.*                            48,823
        6,384   Devon Energy Corp.                                435,453
          647   Encore Acquisition Co.*                            23,389
          626   Energy Partners, Ltd.*                             17,572
        3,425   EOG Resources, Inc.                               289,550
          768   Forest Oil Corp.*                                  39,552

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          405   Houston Exploration
                  Co. (The)*                               $       25,146
          805   Kcs Energy Inc*                                    23,369
        1,531   Kerr-McGee Corp.                                  169,007
        1,813   Newfield Exploration Co.*                          95,001
        2,523   Noble Energy, Inc.                                116,764
        1,354   NRG Energy, Inc.*                                  65,358
        6,026   Occidental Petroleum Corp.                        588,832
          264   Penn Virginia Corp.                                17,271
        2,064   Pioneer Natural
                  Resources Co.                                   109,598
        1,104   Plains Exploration &
                  Production Co.*                                  49,503
          782   Pogo Producing Co.                                 46,912
          810   Quicksilver Resources Inc.*                        40,719
        1,839   Range Resources Corp.                              54,931
          351   Remington Oil & Gas Corp.*                         15,725
        2,348   Southwestern Energy Co.*                          101,293
          826   St. Mary Land & Exploration Co.                    36,046
          413   Stone Energy Corp.*                                20,654
          535   Swift Energy Co.*                                  26,440
        2,139   Ultra Petroleum Corp.
                  (Canada)*                                       147,142
          565   Unit Corp.*                                        33,731
          500   Whiting Petroleum Corp.*                           23,150
        4,980   XTO Energy Inc.                                   244,418
                                                           --------------
                                                                4,377,490
                                                           --------------
                OIL REFINING/MARKETING (0.6%)
          767   Frontier Oil Corp.                                 36,348
          305   Holly Corp.                                        22,448
        5,240   Marathon Oil Corp.                                402,799
        1,917   Sunoco, Inc.                                      182,498
          981   Tesoro Corp.                                       71,093
        8,768   Valero Energy Corp.                               547,386
                                                           --------------
                                                                1,262,572
                                                           --------------
                OILFIELD SERVICES/
                EQUIPMENT (1.6%)
        4,890   Baker Hughes Inc.                                 378,682
        4,624   BJ Services Co.                                   187,226
        1,012   Cal Dive International, Inc.*                      42,484
          316   CARBO Ceramics, Inc.                               21,289
        1,608   Cooper Cameron Corp.*                      $       77,811
          992   FMC Technologies, Inc.*                            51,405
        1,263   Global Industries Ltd.*                            17,682
        1,809   Grant Prideco, Inc.*                               90,613
        7,303   Halliburton Co.                                   580,954
        1,370   Hanover Compressor Co.*                            22,687
          319   Hydril Co.*                                        26,270
          376   Lone Star Technologies,
                  Inc.*                                            21,394
          610   Maverick Tube Corp.*                               29,189
          846   McDermott International,
                  Inc.*                                            43,992
        2,425   National OilwellVarco, Inc.*                      184,470
          405   Oceaneering International,
                  Inc.*                                            24,061
          440   Offshore Logistics, Inc.*                          15,796
          562   Oil States International Inc.*                     22,986
        8,458   Schlumberger Ltd. (Netherlands
                  Antilles)                                     1,077,972
          366   SEACOR Holdings, Inc.*                             27,186
        3,029   Smith International, Inc.                         136,305
        1,077   Superior Energy Services,
                  Inc.*                                            29,241
          633   TETRA Technologies, Inc.*                          25,117
          332   Universal Compression
                  Holdings, Inc.*                                  15,936
          505   Veritas DGC Inc.*                                  22,755
        4,892   Weatherford International Ltd.
                  (Bermuda)*                                      219,064
          589   W-H Energy Services Inc.*                          28,437
                                                           --------------
                                                                3,421,004
                                                           --------------
                OTHER CONSUMER SERVICES (0.8%)
          778   Alderwoods Group, Inc.*                            13,443
        2,115   Apollo Group, Inc. (Class A)*                     117,742
          724   Autobytel Inc.*                                     3,511
        4,283   Block (H.&R.), Inc.                               104,762
        1,400   Career Education Corp.*                            45,486
       14,695   Cendant Corp.                                     245,994
          705   Central Parking Corp.                              10,399
        1,836   Corinthian Colleges, Inc.*                         23,280
          986   DeVry, Inc.*                                       22,668

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                                       28

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
       14,946   eBay, Inc.*                                $      644,173
          951   Education Management Corp.*                        29,120
        4,074   Expedia, Inc.*                                    106,005
          452   First Marblehead Corp. (The)                       14,636
          631   HealthExtras, Inc.*                                20,760
        2,610   HomeStore, Inc.*                                   15,764
          636   ITT Educational Services,
                  Inc.*                                            37,079
        1,297   MoneyGram International, Inc.                      34,448
          339   Pre-Paid Legal Services,
                  Inc.*                                            12,946
          396   Priceline.com Inc.                                  8,732
          107   Renaissance Learning, Inc.                          1,746
          621   Rollins, Inc.                                      13,345
        4,541   Service Corp. International                        37,145
        4,280   ServiceMaster Co. (The)                            55,383
          758   Sotheby's Holdings, Inc.
                  (Class A)*                                       15,077
        2,045   Stewart Enterprises, Inc.
                  (Class A)                                        11,329
          199   Strayer Education, Inc.                            17,623
          531   Weight Watchers
                  International, Inc.*                             24,978
                                                           --------------
                                                                1,687,574
                                                           --------------
                OTHER CONSUMER SPECIALTIES (0.1%)
        2,039   Fortune Brands, Inc.                              152,843
          690   Fossil, Inc.*                                      16,353
          518   Matthews International Corp.
                  (Class A)                                        19,368
          335   RC2 Corp.*                                         11,681
          449   Russ Berrie & Co., Inc.                             5,684
                                                           --------------
                                                                  205,929
                                                           --------------
                OTHER METALS/MINERALS (0.1%)
        2,143   Hecla Mining Co.*                                  11,315
        1,293   Olin Corp.                                         26,507
        1,277   Phelps Dodge Corp.                                204,959
          454   Southern Copper Corp.                              39,543
        1,385   USEC Inc.                                          21,177
                                                           --------------
                                                                  303,501
                                                           --------------
                OTHER TRANSPORTATION (0.0%)
        1,438   Laidlaw International Inc.                 $       39,114
                                                           --------------
                PACKAGED SOFTWARE (3.0%)
        8,653   Adobe Systems, Inc.                               343,697
          480   Altiris, Inc.*                                      9,384
          588   ANSYS, Inc.*                                       25,790
        3,315   Autodesk, Inc.                                    134,556
        3,103   BMC Software, Inc.*                                68,576
        6,706   Computer Associates
                  International, Inc.                             183,074
        5,058   Compuware Corp.*                                   41,678
          947   Fair Isaac Corp.                                   41,971
          681   Filenet Corp.*                                     19,109
          856   Hyperion Solutions Corp.*                          29,455
        1,422   Informatica Corp.*                                 20,932
        2,335   Intuit Inc.*                                      122,191
          796   Macrovision Corp.*                                 14,798
          745   Magma Design
                  Automation, Inc.*                                 7,532
          611   Manhattan Associates, Inc.*                        13,295
        1,371   Manugistics Group, Inc.*                            2,907
        2,430   McAfee Inc.*                                       56,352
        1,928   Micromuse Inc.*                                    19,184
      136,004   Microsoft Corp.                                 3,828,513
        1,252   NAVTEQ Corp*                                       56,227
        1,315   NetIQ Corp.*                                       17,279
        5,507   Novell, Inc.*                                      53,638
        1,927   Nuance Communications
                  Inc.*                                            16,457
       56,413   Oracle Corp.*                                     709,111
        3,847   Parametric Technology
                  Corp.*                                           24,082
          919   Quest Software, Inc.*                              14,557
        2,410   Red Hat, Inc.*                                     69,770
        1,117   Salesforce.com Inc.*                               45,852
          529   Serena Software, Inc.*                             12,489
        1,287   Sybase, Inc.*                                      27,786
       17,104   Symantec Corp.*                                   314,372
        2,846   TIBCO Software, Inc.*                              22,740

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                                       29

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          696   Transaction Systems
                  Architects, Inc. (Class A)*              $       22,961
          198   Ulticom, Inc.*                                      2,004
                                                           --------------
                                                                6,392,319
                                                           --------------
                PERSONNEL SERVICES (0.2%)
          739   AMN Healthcare
                  Services, Inc.*                                  14,906
          380   CDI Corp.                                          10,363
          485   Gentiva Health Services, Inc.*                      9,210
          405   Kelly Services, Inc. (Class A)                     10,846
          732   Korn/Ferry International*                          14,464
          785   Labor Ready, Inc.*                                 18,283
        1,220   Manpower, Inc.                                     65,673
        1,590   Monster Worldwide, Inc.*                           67,829
        1,730   MPS Group, Inc.*                                   24,583
          876   Resources Connection Inc.*                         23,818
        2,520   Robert Half International, Inc.                    92,056
        1,163   Spherion Corp.*                                    13,026
                                                           --------------
                                                                  365,057
                                                           --------------
                PHARMACEUTICALS: GENERIC DRUGS (0.2%)
          667   Alpharma Inc. (Class A)                            22,311
          720   American Pharmaceuticals
                  Partners, Inc.*                                  24,062
        1,282   Andrx Group*                                       22,499
        1,298   Barr Pharmaceuticals Inc.*                         85,123
        3,460   IVAX Corp.*                                        89,891
        3,148   Mylan Laboratories, Inc.                           62,016
          706   Par Pharmaceutical Cos
                  Inc.*                                            23,354
        1,312   Valeant Pharmaceuticals
                  International                                    23,564
        1,495   Watson Pharmaceuticals,
                  Inc.*                                            49,470
                                                           --------------
                                                                  402,290
                                                           --------------
                PHARMACEUTICALS: MAJOR (4.7%)
       22,342   Abbott Laboratories                               964,057
       28,033   Bristol-Myers Squibb Co.                          638,872
       42,657   Johnson & Johnson                               2,454,484
       13,872   Lilly (Eli) & Co.                                 785,433
       31,605   Merck & Co., Inc.                               1,090,373
      106,665   Pfizer, Inc.                               $    2,739,157
       21,161   Schering-Plough Corp.                             405,233
       19,140   Wyeth                                             885,225
                                                           --------------
                                                                9,962,834
                                                           --------------
                PHARMACEUTICALS: OTHER (0.4%)
        1,930   Allergan, Inc.                                    224,652
          713   AtheroGenics, Inc.*                                12,656
          662   Cell Therapeutics, Inc.*                            1,337
          767   Columbia Laboratories, Inc.*                        3,835
          730   Connetics Corp.*                                   10,935
        1,496   Endo Pharmaceuticals
                  Holdings, Inc.*                                  42,935
          680   First Horizon Pharmaceutical
                  Corp.*                                           11,431
        5,041   Forest Laboratories, Inc.*                        233,297
          620   Inspire Pharmaceuticals,
                  Inc.*                                             3,088
          330   Inverness Medical
                  Innovations, Inc.*                                8,861
        3,541   King Pharmaceuticals, Inc.*                        66,394
          237   Kos Pharmaceuticals, Inc.*                         10,383
          780   Medicis Pharmaceutical Corp.
                  (Class A)                                        24,110
        1,732   Perrigo Co.                                        27,037
          554   POZEN Inc.*                                         8,986
          631   Salix Pharmaceuticals, Ltd.*                       10,973
        1,520   Sepracor, Inc.*                                    86,503
          314   United Therapeutics Corp.*                         20,306
                                                           --------------
                                                                  807,719
                                                           --------------
                PRECIOUS METALS (0.3%)
        4,027   Coeur D'Alene Mines Corp.*                         20,860
        2,530   Freeport-McMoRan Copper &
                  Gold, Inc. (Class B)                            162,553
        1,919   Glamis Gold Ltd. (Canada)*                         61,350
        1,453   Meridian Gold Inc. (Canada)*                       39,493
        5,907   Newmont Mining Corp.                              365,053
          718   Stillwater Mining Co.*                             10,411
                                                           --------------
                                                                  659,720
                                                           --------------

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                                       30

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
                PROPERTY - CASUALTY INSURERS (1.9%)
          463   21st Century Insurance
                  Group                                    $        7,519
        4,471   ACE Ltd. (Cayman Islands)                         244,787
          715   Alfa Corp.                                         12,147
           88   Alleghany Corp.*                                   25,542
        9,664   Allstate Corp. (The)                              503,011
          573   American Financial Group,
                  Inc.                                             21,556
          418   Arch Capital Group Ltd.*                           22,714
        1,568   Berkley (W.R.) Corp.                               77,459
           15   Berkshire Hathaway, Inc.
                  (Class A)*                                    1,342,350
        2,804   Chubb Corp. (The)                                 264,557
        2,210   Cincinnati Financial Corp.                        100,643
          438   Commerce Group, Inc. (The)                         23,608
        1,551   Covanta Holding Corp.                              26,832
          848   Endurance Specialty Holdings                       27,925
          456   Erie Indemnity Co. (Class A)                       24,168
          857   Everest Re Group, Ltd. (ADR)
                  (Bermuda)                                        82,829
          779   Hanover Insurance Group                            37,743
          221   Harleysville Group, Inc.                            6,091
          400   Infinity Property & Casualty
                  Corp.                                            15,432
          378   Mercury General Corp.                              21,308
          344   Midland Co. (The)                                  12,831
        1,189   Montpelier Re Holdings Ltd.                        22,948
          226   Odyssey Re Holdings Corp.                           5,566
          890   Ohio Casualty Corp.                                26,825
        2,460   Old Republic International Corp.                   52,767
          207   Philadelphia Consolidated
                  Holding Corp.*                                   20,110
          700   Platinum Underwriters Holdings
                  Ltd. (ADR) (Bermuda)                             21,455
          612   PMA Capital Corp. (Class A)*                        5,685
        2,469   Progressive Corp. (The)                           259,344
        1,006   RenaissanceRe Holdings Ltd.
                  (ADR) (Bermuda)                                  45,582
          364   RLI Corp.                                          19,893
          357   Selective Insurance Group,
                  Inc.                                     $       20,706
        9,899   St. Paul Travelers Companies,
                  Inc. (The)                                      449,216
          200   State Auto Financial Corp.                          7,694
          363   Transatlantic Holdings, Inc.                       22,996
          120   White Mountains Insurance
                  Group, Ltd. (Bermuda)                            63,720
        2,457   XL Capital Ltd. (Class A)
                  (Cayman Islands)                                166,241
                                                           --------------
                                                                4,111,800
                                                           --------------
                PUBLISHING: BOOKS/MAGAZINES (0.1%)
          635   John Wiley & Sons, Inc.
                  (Class A)                                        24,067
          570   Meredith Corp.                                     31,213
        2,780   PRIMEDIA Inc.*                                      5,588
        1,567   Reader's Digest Assoc., Inc.
                  (The) (Class A)                                  24,900
          484   Scholastic Corp.*                                  14,544
                                                           --------------
                                                                  100,312
                                                           --------------
                PUBLISHING: NEWSPAPERS (0.3%)
        1,405   Belo Corp. (Series A)                              32,048
          652   Dow Jones & Co., Inc.                              24,783
        3,563   Gannett Co., Inc.                                 220,193
          753   Hollinger International, Inc.
                  (Class A)                                         6,807
          724   Journal Register Co.                               10,288
          964   Knight-Ridder, Inc.                                60,009
          585   Lee Enterprises, Inc.                              20,586
          384   McClatchy Co. (The) (Class A)                      21,696
          381   Media General, Inc. (Class A)                      18,231
        2,084   New York Times Co. (The)
                  (Class A)                                        58,977
        1,217   Scripps (E.W.) Co. (Class A)                       58,829
        3,000   Tribune Co.                                        87,030
           85   Triple Crown Media                                    650
           89   Washington Post Co. (The)
                  (Class B)                                        67,905
                                                           --------------
                                                                  688,032
                                                           --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
                PULP & PAPER (0.2%)
          798   Bowater, Inc.                              $       21,817
          616   Glatfelter (P.H.) Co.                               8,760
        7,035   International Paper Co.                           229,552
          997   Longview Fibre Co.                                 18,993
        2,639   MeadWestvaco Corp.                                 70,435
          271   Neenah Paper Inc.                                   7,940
          459   Potlatch Corp.                                     23,515
          288   Schweitzer-Mauduit
                  International, Inc.                               7,667
        1,156   Wausau Paper Corp.                                 14,739
                                                           --------------
                                                                  403,418
                                                           --------------
                RAILROADS (0.6%)
        5,357   Burlington Northern Santa
                  Fe Corp.                                        429,203
        3,066   CSX Corp.                                         164,123
          410   Florida East Coast
                  Industries, Inc.                                 20,000
        1,082   Kansas City Southern
                  Industries, Inc.*                                28,110
        5,865   Norfolk Southern Corp.                            292,312
          622   RailAmerica, Inc.*                                  6,127
        3,768   Union Pacific Corp.                               333,317
                                                           --------------
                                                                1,273,192
                                                           --------------
                REAL ESTATE DEVELOPMENT (0.1%)
          789   CB Richard Ellis Group, Inc.
                  (Class A)*                                       49,802
          919   Forest City Enterprise, Inc.
                  (Class A)                                        34,803
          420   Getty Realty Corp.                                 11,983
          377   Jones Lang LaSalle, Inc.                           22,194
          971   St. Joe Co. (The)                                  61,609
          144   Tejon Ranch Co.*                                    6,108
          716   Trammell Crow Co.*                                 20,342
          492   W.P. Carey & Co., LLC                              13,028
                                                           --------------
                                                                  219,869
                                                           --------------
                REAL ESTATE INVESTMENT TRUSTS (2.1%)
          532   Acadia Realty Trust                                11,348
           33   Alexander's, Inc.*                                  8,146
          273   Alexandria Real Estate
                  Equities, Inc.                           $       24,092
        1,211   AMB Property Corp.                                 63,214
        1,680   American Financial Realty Trust                    20,882
          372   Amli Residential Properties
                  Trust                                            14,091
        1,757   Annaly Mortgage
                  Management Inc.                                  21,840
          857   Anthracite Capital, Inc.                            9,616
          657   Anworth Mortgage Asset Corp.                        5,401
        1,386   Apartment Investment &
                  Management Co. (Class A)                         58,933
        2,937   Archstone-Smith Trust                             137,628
          977   Arden Realty, Inc.                                 44,131
        1,005   AvalonBay Communities, Inc.                        99,977
          323   Bedford Property Investors,
                  Inc.                                              7,494
        1,617   Boston Properties, Inc.                           126,546
          743   BPP Liquidating Trust                                  37
        1,285   Brandywine Realty Trust                            40,413
          743   BRE Properties, Inc. (Class A)                     37,076
          768   Camden Property Trust                              49,997
          805   CarrAmerica Realty Corp.                           29,624
          879   CBL & Associates
                  Properties, Inc.                                 37,199
          677   CenterPoint Properties Trust                       33,606
          656   Colonial Properties Trust                          30,320
          895   Commercial Net Lease Realty                        20,522
          574   Corporate Office Properties
                  Trust                                            23,241
          643   Cousins Properties, Inc.                           20,074
        1,456   Crescent Real Estate
                  Equities Co.                                     30,853
        1,574   Developers Diversified Realty Corp.                77,535
        2,023   Duke Realty Corp.                                  73,394
          358   EastGroup Properties, Inc.                         16,905
          393   Entertainment Properties
                  Trust                                            17,080
          828   Equity Inns, Inc.                                  13,082

                       SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          437   Equity Lifestyle Properties,
                  Inc.                                     $       20,102
        5,833   Equity Office Properties Trust                    185,606
          649   Equity One, Inc.                                   15,557
        4,160   Equity Residential                                176,426
          306   Essex Property Trust, Inc.                         30,410
          768   Federal Realty Investment
                  Trust                                            51,318
          753   FelCor Lodging Trust, Inc.                         14,955
          620   First Industrial Realty Trust,
                  Inc.                                             24,223
        2,376   Friedman, Billings, Ramsey
                  Group, Inc.                                      27,514
        3,195   General Growth Properties,
                  Inc.                                            164,862
          856   Glenborough Realty Trust Inc.                      16,846
          583   Glimcher Realty Trust                              15,939
        1,944   Health Care Property
                  Investors, Inc.                                  53,946
          827   Health Care REIT, Inc.                             30,756
          675   Healthcare Realty Trust, Inc.                      23,652
          459   Heritage Property
                  Investment Trust                                 16,295
          769   Highwoods Properties, Inc.                         24,254
          565   Home Properties, Inc.                              25,917
          976   Hospitality Properties Trust                       41,841
        4,672   Host Marriott Corp.                                93,206
        3,010   HRPT Properties Trust                              32,297
        1,135   Impac Mortgage Holdings,
                  Inc.                                              9,920
          722   Investors Real Estate Trust                         6,989
        1,629   iStar Financial Inc.                               58,465
          357   Kilroy Realty Corp.                                24,130
        3,095   Kimco Realty Corp.                                108,604
          686   Lexington Corporate
                  Properties Trust                                 15,229
        1,240   Liberty Property Trust                             56,122
          833   Macerich Co. (The)                                 60,451
          900   Mack-Cali Realty Corp.                             40,248
          597   Maguire Properties, Inc.                           20,179
        1,189   MeriStar Hospitality Corp.*                        12,199
          381   Mid-America Apartment
                  Communities, Inc.                        $       19,450
          734   Mills Corp.                                        30,424
          522   National Health Investors,
                  Inc.                                             14,303
          969   Nationwide Health
                  Properties, Inc.                                 22,161
          832   New Century Financial Corp.                        32,639
        1,498   New Plan Excel Realty Trust                        36,926
          496   Novastar Financial, Inc.                           15,619
          532   Pan Pacific Retail Properties,
                  Inc.                                             36,814
          202   Parkway Properties, Inc.                            8,549
          541   Pennsylvania Real Estate
                  Investment Trust                                 21,997
        2,694   Plum Creek Timber Co., Inc.                        99,516
          585   Post Properties, Inc.                              23,804
        3,429   ProLogis                                          175,633
          264   PS Business Parks, Inc.
                  (Class A)                                        14,480
        1,245   Public Storage, Inc.                               90,350
          486   RAIT Investment Trust                              13,175
        1,058   Rayonier Inc.                                      45,230
        1,201   Realty Income Corp.                                27,971
        1,179   Reckson Associates Realty
                  Corp.                                            47,077
          375   Redwood Trust, Inc.                                16,294
          891   Regency Centers Corp.                              57,425
          307   Saul Centers, Inc.                                 11,359
          963   Senior Housing Properties
                  Trust                                            17,266
          615   Shurgard Storage Centers,
                  Inc. (Class A)                                   37,085
        3,161   Simon Property Group, Inc.                        261,857
          595   SL Green Realty Corp.                              50,004
          261   Sovran Self Storage, Inc.                          12,927
          359   Sun Communities, Inc.                              11,930
          404   Tanger Factory Outlet
                  Centers, Inc.                                    12,730
          729   Taubman Centers, Inc.                              27,374
        1,397   Thornburg Mortgage
                  Asset Corp.                                      35,805

                       SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          320   Town & Country Trust                       $       11,856
        1,354   Trizec Properties, Inc.                            31,535
        1,942   United Dominion Realty
                  Trust, Inc.                                      49,346
        1,401   Ventas, Inc.                                       42,871
        1,896   Vornado Realty Trust                              167,493
          686   Washington Real Estate
                  Investment Trust                                 22,624
        1,236   Weingarten Realty Investors                        50,095
                                                           --------------
                                                                4,406,749
                                                           --------------
                RECREATIONAL PRODUCTS (0.3%)
        3,898   Activision, Inc.*                                  55,897
          426   Arctic Cat, Inc.                                    9,934
        2,358   Atari, inc.*                                        2,073
        1,419   Brunswick Corp.                                    53,340
        1,069   Callaway Golf Co.                                  16,334
        4,345   Electronic Arts, Inc.*                            237,150
        2,320   Hasbro, Inc.                                       49,184
          529   K2 Inc.*                                            6,295
          594   Leapfrog Enterprises, Inc.
                  (Class A)*                                        6,736
        1,372   Marvel Entertainment, Inc.*                        22,844
        5,793   Mattel, Inc.                                       95,585
          567   Monaco Coach Corp.                                  7,677
          635   Polaris Industries Inc.                            34,639
          964   Scientific Games Corp.
                  (Class A)*                                       30,896
        1,186   Take-Two Interactive
                  Software, Inc.*                                  18,810
          559   Thor Industries, Inc.                              23,841
          964   THQ, Inc.*                                         25,305
          549   Winnebago Industries, Inc.                         17,189
          334   WMS Industries, Inc.*                               8,747
                                                           --------------
                                                                  722,476
                                                           --------------
                REGIONAL BANKS (1.9%)
          412   1st Source Corp.                                   10,889
          306   Alabama National
                  BanCorporation                                   21,273
          450   Amcore Financial, Inc.                             13,649
        4,987   AmSouth Bancorporation                            137,691
        1,769   Associated Banc-Corp.                              59,863
           60   BancFirst Corp.                            $        4,990
        1,033   BancorpSouth, Inc.                                 23,800
          783   Bank of Hawaii Corp.                               40,880
          376   BOK Financial Corp.                                17,146
          444   Boston Private Financial
                  Holdings, Inc.                                   13,560
          322   Capital City Bank Group, Inc.                      11,454
          612   Cathay General Bancorp, Inc.                       21,855
          313   Central Pacific Financial
                  Corp.                                            11,518
          507   Chemical Financial Corp.                           15,945
          759   Chittenden Corp.                                   21,533
          660   Citizens Banking Corp.                             18,361
          325   City Holding Co.                                   12,110
          666   City National Corp.                                49,930
        2,210   Colonial BancGroup,
                  Inc. (The)                                       55,029
        2,368   Commerce Bancorp, Inc.                             79,186
          950   Commerce Bancshares, Inc.                          48,023
          506   Community Bank System,
                  Inc.                                             11,770
        1,763   Compass Bancshares, Inc.                           85,893
          273   Corus Bankshares, Inc.                             17,529
          759   Cullen/Frost Bankers, Inc.                         40,789
        1,075   CVB Financial Corp.                                17,684
          762   East West Bancorp, Inc.                            28,125
          902   F.N.B. Corp.                                       15,190
        6,750   Fifth Third Bancorp                               253,598
        1,225   First Bancorp (Puerto Rico)                        15,656
          627   First Charter Corp.                                15,048
           94   First Citizens BancShares, Inc.
                  (Class A)                                        18,054
        1,118   First Commonwealth Financial
                  Corp.                                            15,093
          309   First Community Bancorp                            18,571
          803   First Financial Bancorp                            14,205
          402   First Financial Bankshares,
                  Inc.                                             14,725
          264   First Financial Corp.
                  (Indiana)                                         7,392
        1,772   First Horizon National Corp.                       67,106
          361   First Merchants Corp.                               9,238
          774   First Midwest Bancorp, Inc.                        27,020

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                                       34

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          426   First Republic Bank                        $       16,171
        1,123   FirstMerit Corp.                                   28,356
          509   Flagstar Bancorp                                    7,727
          465   Frontier Financial Corp.                           15,238
        2,302   Fulton Financial Corp.                             41,321
          588   Glacier Bancorp, Inc.                              18,687
          760   Gold Banc Corp., Inc.                              13,802
          825   Greater Bay Bancorp                                21,401
          594   Hancock Holding Co.                                24,354
          512   Harleysville National Corp.                        13,389
          645   Hudson United Bancorp                              26,864
          285   Independent Bank Corp.-
                  Massachusetts                                     8,405
          683   International Bancshares
                  Corp.                                            19,978
          291   Irwin Financial Corp.                               6,233
        1,097   M&T Bank Corp.                                    118,805
          369   Main Street Banks, Inc.                             9,410
        2,722   Marshall & Ilsley Corp.                           114,161
        1,718   Mercantile Bankshares Corp.                        65,179
          457   Mid-State Bancshares                               12,787
          348   Midwest Banc Holdings, Inc.                         8,272
          676   National Penn Bancshares, Inc.                     15,399
          536   NBT Bancorp, Inc.                                  12,408
        6,365   North Fork Bancorporation,
                  Inc.                                            163,708
        2,758   Northern Trust Corp.                              143,995
          992   Old National Bancorp                               20,763
          416   Oriental Financial Group, Inc.                      5,728
          619   Pacific Capital Bancorp                            22,773
          190   Park National Corp.                                22,270
          370   Prosperity Bancshares, Inc.                        10,778
          543   Provident Bankshares Corp.                         19,944
          528   R&G Financial Corp. (Class B)
                  (Puerto Rico)                                     6,859
        1,272   Republic Bancorp Inc.                              16,472
          380   S & T Bancorp, Inc.                                13,973
          283   Sandy Spring Bancorp, Inc.                          9,879
           94   Santander BanCorp.
                  (Puerto Rico)                                     2,403
        1,566   Sky Financial Group, Inc.                          40,278
        1,143   South Financial Group,
                  Inc. (The)                               $       29,809
          366   Sterling Bancorp                                    8,473
          863   Sterling Bancshares, Inc.                          14,455
          516   Sterling Financial Corp.                           10,686
          215   Suffolk Bancorp                                     7,727
          776   Susquehanna Bancshares,
                  Inc.                                             18,733
          509   SVB Financial Group*                               25,185
        3,701   Synovus Financial Corp.                           102,407
        1,881   TCF Financial Corp.                                47,006
          744   Texas Regional Bancshares,
                  Inc. (Class A)                                   22,900
        1,283   Trustco Bank Corp. of
                  New York                                         16,268
          837   Trustmark Corp.                                    23,704
       26,057   U.S. Bancorp                                      779,365
        1,309   UCBH Holdings, Inc.                                22,711
          270   UMB Financial Corp.                                18,187
          704   Umpqua Holdings Corp.                              19,839
          591   United Bankshares, Inc.                            22,027
          625   United Community Banks, Inc.                       17,444
          422   Unizan Financial Corp.                             11,305
        1,630   Valley National Bancorp                            38,175
          391   WesBanco, Inc.                                     11,640
          456   Westamerica Bancorporation                         24,542
          902   Whitney Holding Corp.                              29,676
          988   Wilmington Trust Corp.                             41,002
          364   Wintrust Financial Corp.                           19,547
        1,489   Zions Bancorporation                              117,770
                                                           --------------
                                                                4,000,124
                                                           --------------
                RESTAURANTS (0.9%)
        1,164   Applebee's International, Inc.                     27,901
          580   Bob Evans Farms, Inc.                              15,486
        1,293   Brinker International, Inc.                        52,625
          670   CBRL Group, Inc.                                   29,413
          655   CEC Entertainment, Inc.*                           23,593
        1,139   Cheesecake Factory, Inc.
                  (The)*                                           41,972
        1,124   CKE Restaurants, Inc.*                             17,591
        1,980   Darden Restaurants, Inc.                           80,507

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                                       35

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
          419   IHOP Corp.                                 $       20,602
          703   Jack in the Box Inc.*                              27,951
        1,124   Krispy Kreme Doughnuts,
                  Inc.*                                             7,306
          287   Landry's Restaurants, Inc.                          8,794
          405   Lone Star Steakhouse &
                  Saloon, Inc.                                     10,971
       18,183   McDonald's Corp.                                  636,587
        1,046   Outback Steakhouse, Inc.                           48,357
          397   P.F. Chang's China Bistro,
                  Inc.*                                            20,350
          419   Panera Bread Co. (Class A)*                        28,534
          396   Papa John's International,
                  Inc.*                                            13,753
          557   RARE Hospitality
                  International, Inc.*                             17,573
          297   Red Robin Gourmet
                  Burgers Inc.*                                    11,788
          900   Ruby Tuesday, Inc.                                 25,749
          685   Ryan's Restaurant Group
                  Inc.*                                             8,953
          848   Sonic Corp.*                                       24,550
       11,024   Starbucks Corp.*                                  349,461
          528   The Steak n Shake Co.*                              9,684
          545   Triarc Companies, Inc.
                  (Class B)                                         9,025
        1,663   Wendy's International, Inc.                        98,034
        4,061   Yum! Brands, Inc.                                 200,898
                                                           --------------
                                                                1,868,008
                                                           --------------
                SAVINGS BANKS (0.8%)
          355   Anchor Bancorp Wisconsin,
                  Inc.                                             11,051
        1,487   Astoria Financial Corp.                            42,826
        1,335   Bank Mutual Corp.                                  14,912
          763   BankAtlantic Bancorp, Inc.
                  (Class A)                                        10,682
          578   BankUnited Financial Corp.                         16,242
        1,013   Brookline Bancorp, Inc.                            15,185
          376   Capitol Federal Financial                          12,070
           70   Charter Financial Corp.                             2,663
          828   Dime Community Bancshares                          12,246
          400   Downey Financial Corp.                     $       26,192
          439   Fidelity Bankshares, Inc.                          14,957
        1,577   First Niagara Financial
                  Group, Inc.                                      21,763
          270   Firstfed Financial Corp.*                          16,929
        4,386   Golden West Financial Corp.                       309,739
          350   Harbor Florida Bancshares,
                  Inc.                                             13,633
        8,574   Hudson City Bancorp, Inc.                         106,489
        1,161   Independence Community
                  Bank Corp.                                       46,428
          480   MAF Bancorp, Inc.                                  20,635
          470   MB Financial, Inc.                                 16,483
          984   Net.B@nk, Inc.                                      7,390
        3,455   New York Community
                  Bancorp, Inc.                                    58,942
        1,638   Newalliance Bancshares Inc.                        23,849
          221   Northwest Bancorp, Inc.                             4,893
          852   People's Bank                                      26,148
          484   PFF Bancorp, Inc.                                  15,319
          589   Provident Financial Services,
                  Inc.                                             10,779
        5,376   Sovereign Bancorp, Inc.                           117,197
          475   Sterling Financial Corp.*                          13,310
        2,177   W. Holding Co., Inc.
                  (Puerto Rico)                                    18,744
        1,268   Washington Federal, Inc.                           30,610
       14,069   Washington Mutual, Inc.                           595,400
          787   Webster Financial Corp.                            37,068
          328   Westcorp                                           22,694
                                                           --------------
                                                                1,713,468
                                                           --------------
                SEMICONDUCTORS (2.6%)
          487   Actel Corp.*                                        7,393
        5,789   Advanced Micro Devices,
                  Inc.*                                           242,327
        2,647   Agere Systems Inc.*                                32,849
        5,200   Altera Corp.*                                     100,412
          584   Amis Holdings, Inc.*                                6,044
        5,262   Analog Devices, Inc.                              209,270
        5,948   Applied Micro Circuits Corp.*                      19,569
        9,135   Atmel Corp.*                                       36,083

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                                       36

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
        3,880   Broadcom Corp. (Class A)*                  $      264,616
        1,650   Cirrus Logic, Inc.*                                13,976
        9,350   Conexant Systems, Inc.*                            31,416
        1,917   Cypress Semiconductor
                  Corp.*                                           32,455
          564   DSP Group, Inc.*                                   16,553
          755   ESS Technology, Inc.*                               3,020
          788   Exar Corp.*                                        10,614
        1,713   Fairchild Semiconductor Corp.
                  (Class A)*                                       34,174
        5,738   Freescale Semiconductor Inc.
                  (Class B)*                                      144,885
          617   Genesis Microchip, Inc.*                           11,353
        2,937   Integrated Device
                  Technology, Inc.*                                40,795
          546   Integrated Silicon Solution,
                  Inc.*                                             3,598
       87,408   Intel Corp.                                     1,859,168
        1,072   International Rectifier Corp.*                     38,989
        2,205   Intersil Corp. (Class A)                           64,077
        1,719   Lattice Semiconductor
                  Corp.*                                            7,787
        4,405   Linear Technology Corp.                           163,910
        5,681   LSI Logic Corp.*                                   51,981
        3,159   Marvell Technology Group,
                  Ltd. (Bermuda)*                                 216,139
        4,677   Maxim Integrated Products,
                  Inc.                                            191,944
        1,255   Micrel, Inc.*                                      15,399
        3,030   Microchip Technology Inc.                         113,655
        8,785   Micron Technology, Inc.*                          128,964
          910   Microsemi Corp.*                                   27,700
        2,122   Mindspeed Technologies
                  Inc.*                                             6,727
        4,930   National Semiconductor
                  Corp.                                           139,075
        2,292   NVIDIA Corp.*                                     103,048
        1,766   ON Semiconductor Corp.*                            13,263
          871   Pixelworks, Inc.*                                   4,973
        2,835   PMC - Sierra, Inc.*                                26,819
          508   Power Integrations, Inc.*                          13,457
        1,378   Rambus Inc.*                               $       40,293
        3,599   RF Micro Devices, Inc.*                            26,201
        1,430   Semtech Corp.*                                     27,570
          655   Sigmatel Corp.*                                     8,371
        1,378   Silicon Image, Inc.*                               15,943
          564   Silicon Laboratories Inc.*                         27,766
        1,853   Silicon Storage
                  Technology, Inc.*                                 8,931
        2,506   Skyworks Solutions, Inc.*                          13,232
          328   Standard Microsystems
                  Corp.*                                           11,296
       24,431   Texas Instruments Inc.                            714,118
        2,740   Transmeta Corp.*                                    3,836
        2,257   TriQuint Semiconductor, Inc.*                      11,014
        5,650   Vitesse Semiconductor
                  Corp.*                                           14,690
        4,979   Xilinx, Inc.                                      140,209
          793   Zoran Corp.*                                       15,551
                                                           --------------
                                                                5,527,498
                                                           --------------
                SERVICES TO THE HEALTH
                INDUSTRY (0.5%)
          262   Advisory Board Co. (The)*                          13,094
          621   Albany Molecular
                  Research, Inc.*                                   7,054
          828   Cerner Corp.*                                      37,260
          899   Covance, Inc.*                                     51,072
          789   Dendrite International, Inc.*                      11,456
          890   Eclipsys Corp.*                                    19,633
        5,195   Emdeon Corp.*                                      48,521
          964   eResearch Technology, inc.*                        17,227
        1,737   Express Scripts, Inc.*                            158,571
        3,438   IMS Health Inc.                                    84,575
        1,907   Laboratory Corp. of America
                  Holdings*                                       111,846
        4,412   Medco Health Solutions Inc.*                      238,689
          825   Odyssey Healthcare, Inc.*                          16,814
        1,683   Omnicare, Inc.                                     83,645
          501   PAREXEL International Corp.*                       12,214
          746   Per-Se Technologies, Inc.*                         18,553
          707   Pharmaceutical Product
                  Development, Inc.                                48,910

                       SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
        2,238   Quest Diagnostics Inc.                     $      110,624
          603   Stericycle, Inc.*                                  36,041
          374   Verso Technologies Inc.                               542
          306   VistaCare, Inc. (Class A)*                          4,256
                                                           --------------
                                                                1,130,597
                                                           --------------
                SPECIALTY INSURANCE (0.4%)
        1,489   Ambac Financial Group, Inc.                       114,370
        1,657   Assurant, Inc.                                     76,089
          256   CNA Surety Corp.*                                   4,119
        2,336   Fidelity National Financial,
                  Inc.                                             92,202
          418   Fidelity National Title Group,
                  Inc. (Class A)                                   10,191
        1,223   First American Financial
                  Corp.                                            57,261
          318   LandAmerica Financial
                  Group, Inc.                                      20,982
        1,884   MBIA Inc.                                         115,979
        1,351   MGIC Investment Corp.                              89,180
        1,374   PMI Group, Inc. (The)                              59,398
          482   Proassurance Corp.*                                24,674
        1,210   Radian Group, Inc.                                 69,248
          349   Stewart Information Services
                  Corp.                                            18,654
          279   Triad Guaranty, Inc.*                              11,718
                                                           --------------
                                                                  764,065
                                                           --------------
                SPECIALTY STORES (0.7%)
          376   Ac Moore Arts & Crafts, Inc.*                       5,704
        1,526   Advance Auto Parts, Inc.*                          66,488
          249   Asbury Automotive Group
                  Inc.*                                             4,482
        2,857   AutoNation, Inc.*                                  63,683
          818   AutoZone, Inc.*                                    79,960
          772   Barnes & Noble, Inc.                               32,748
        4,259   Bed Bath & Beyond Inc.*                           159,329
          685   Bombay Co., Inc. (The)*                             2,233
        1,047   Borders Group, Inc.                                25,777
        1,524   CarMax Inc.*                                       45,552
        1,200   Claire's Stores, Inc.                              37,992
          445   Cost Plus, Inc.*                                    8,700
        1,037   CSK Auto Corp.*                                    16,799
          622   Dick's Sporting Goods, Inc.*               $       22,871
          495   Group 1 Automotive, Inc.*                          17,068
          413   Guitar Center, Inc.*                               22,170
          428   Haverty Furniture
                  Companies, Inc.                                   6,360
          675   Hibbett Sporting Goods,
                  Inc.*                                            20,689
          450   Jo-Ann Stores, Inc.*                                5,909
          727   Linens 'N Things, Inc.*                            20,072
        1,987   Michaels Stores, Inc.                              66,823
        4,431   Office Depot, Inc.*                               146,888
          928   OfficeMax Inc.                                     26,513
        1,595   O'Reilly Automotive, Inc.*                         52,348
        1,052   Pep Boys-Manny Moe & Jack                          16,411
          283   PETCO Animal Supplies,
                  Inc.*                                             6,186
        2,105   PETsMART, Inc.                                     52,751
        1,279   Pier 1 Imports, Inc.                               13,839
          635   Regis Corp.                                        24,606
        1,237   Rent-A-Center, Inc.*                               25,359
          295   Sharper Image Corp.*                                2,660
          673   Sonic Automotive, Inc.                             15,836
       10,492   Staples, Inc.                                     248,765
        2,043   Tiffany & Co.                                      77,021
          466   Tractor Supply Co.*                                23,803
          457   Tuesday Morning Corp.                               9,725
          347   United Auto Group, Inc.                            13,290
          388   West Marine, Inc.*                                  5,044
        1,365   Williams-Sonoma, Inc.*                             54,300
          935   Zale Corp.*                                        22,917
                                                           --------------
                                                                1,569,671
                                                           --------------
                SPECIALTY
                TELECOMMUNICATIONS (0.3%)
        5,891   American Tower Corp.
                  (Class A)*                                      182,268
          790   Broadwing Corporation*                              6,992
        1,766   CenturyTel, Inc.                                   58,808
        4,915   Citizens Communications Co.                        60,307
          364   Commonwealth Telephone
                  Enterprises, Inc.                                12,147

                       SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
        4,403   Covad Communications
                  Group, Inc. (c)*                         $        5,196
        3,222   Crown Castle International
                  Corp.*                                          101,912
        1,093   General Communication, Inc.
                  (Class A)*                                       11,859
          939   MasTec, Inc.*                                      11,315
       15,971   McLeadUSA Inc. (Class A)
                  (Escrow) (a)                                          0
        1,160   NTL, Inc.*                                         73,370
        1,056   Premiere Global Services
                  Inc*                                              9,493
       22,179   Qwest Communications
                  International, Inc.*                            133,518
          284   SureWest Communications                             7,949
          957   Time Warner Telecom Inc.
                  (Class A)*                                       10,336
          379   West Corp.*                                        15,475
                                                           --------------
                                                                  700,945
                                                           --------------
                STEEL (0.3%)
        2,110   AK Steel Holding Corp.*                            24,286
        1,138   Allegheny Technologies Inc.                        59,005
          250   Carpenter Technology Corp.                         22,640
          412   Chaparral Steel Co.*                               16,913
          316   Cleveland-Cliffs, Inc.                             34,081
        2,010   Nucor Corp.                                       169,302
          471   Quanex Corp.                                       29,254
          404   Reliance Steel & Aluminum
                  Co.                                              32,118
          319   Schnitzer Steel Industries,
                  Inc.                                             10,667
          650   Steel Dynamics, Inc.                               30,173
        1,672   United States Steel Corp.                          99,902
        1,167   Worthington Industries, Inc.                       24,075
                                                           --------------
                                                                  552,416
                                                           --------------
                TELECOMMUNICATION
                EQUIPMENT (1.6%)
        1,697   ADC Telecommunications,
                  Inc.*                                            43,036
          833   ADTRAN, Inc.                                       24,431
        2,486   Andrew Corp.*                                      32,243
        1,462   Arris Group, Inc.*                         $       17,193
        1,030   At Road, Inc.*                                      5,366
        2,492   Avanex Corp.*                                       2,816
          708   C-COR Inc.*                                         4,524
        8,165   CIENA Corp.*                                       32,660
        1,022   CommScope, Inc.*                                   22,596
          408   Comtech
                  Telecommunications Corp.*                        13,003
        2,747   Comverse Technology, Inc.*                         75,240
       21,862   Corning, Inc.*                                    532,340
          605   Ditech Communications
                  Corp.*                                            5,512
          829   Garmin Ltd. (Cayman Islands)                       51,572
        1,180   Harmonic, Inc.*                                     6,514
        1,916   Harris Corp.                                       88,960
          878   InterDigital Communications
                  Corp.*                                           22,679
          488   Inter-Tel, Inc.                                    10,580
          668   Intervoice, Inc.*                                   5,678
       64,229   Lucent Technologies Inc.*                         169,565
       35,732   Motorola, Inc.                                    811,474
          442   Oplink Communications Inc.*                         7,876
          853   Plantronics, Inc.                                  29,855
        1,426   Polycom, Inc.*                                     27,636
        1,407   Powerwave Technologies,
                  Inc.*                                            20,556
       23,610   QUALCOMM Inc.                                   1,132,336
        4,721   Sonus Networks, Inc.*                              22,094
          357   SpectraLink Corp.                                   4,409
        1,620   Stratex Network, Inc.*                              6,723
        3,373   Sycamore Networks, Inc.*                           16,696
        1,033   Tekelec*                                           16,166
        5,893   Tellabs, Inc.*                                     75,371
        1,454   Terayon Communication
                  Systems, Inc.*                                    3,475
          769   Trimble Navigation Ltd.*                           30,775
          512   ViaSat, Inc.*                                      12,902
          961   Westell Technologies, Inc.
                  (Class A)*                                        4,276
                                                           --------------
                                                                3,389,128
                                                           --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
                TEXTILES (0.0%)
          539   Albany International Corp.
                (Class A)                                  $       19,943
                                                           --------------
                TOBACCO (1.2%)
       29,709   Altria Group, Inc.                              2,149,149
        1,037   Loews Corp.- Carolina Group                        47,826
        1,199   Reynolds American, Inc.                           121,255
          461   Universal Corp.                                    21,782
        2,370   UST, Inc.                                          92,288
          359   Vector Group Ltd.                                   6,523
                                                           --------------
                                                                2,438,823
                                                           --------------
                TOOLS/HARDWARE (0.1%)
        1,148   Black & Decker Corp.                               99,072
          739   Briggs & Stratton Corp.                            25,710
          767   Snap-On, Inc.                                      30,780
        1,222   Stanley Works (The)                                59,927
          620   Toro Co. (The)                                     27,410
                                                           --------------
                                                                  242,899
                                                           --------------
                TRUCKING (0.1%)
          369   Arkansas Best Corp.                                15,797
          818   Heartland Express, Inc.                            19,051
        1,843   Hunt (J.B.) Transport
                  Services, Inc.                                   43,863
        1,056   Knight Transportation, Inc.                        21,479
          829   Landstar System, Inc.                              35,067
          706   Old Dominion Freight
                  Line, Inc.*                                      20,149
          945   Swift Transportation Co.,
                  Inc.*                                            22,330
          977   Werner Enterprises, Inc.                           21,054
          800   YRC Worldwide Inc.                                 39,872
                                                           --------------
                                                                  238,662
                                                           --------------
                TRUCKS/CONSTRUCTION/
                FARM MACHINERY (0.7%)
        1,295   AGCO Corp.*                                        23,323
        9,804   Caterpillar Inc.                                  665,692
          580   Cummins Inc.                                       56,434
        3,460   Deere & Co.                                       248,290
          919   Federal Signal Corp.                               16,294
          731   JLG Industries, Inc.                               39,825
        1,714   Joy Global Inc.                            $       92,625
          385   Manitowoc Co., Inc.                                25,603
          128   NACCO Industries, Inc.
                  (Class A)                                        17,516
          890   Navistar International Corp.*                      24,208
        1,074   OshKosh Truck Corp.                                52,959
        2,429   PACCAR, Inc.                                      169,058
          558   Stewart & Stevenson
                  Services, Inc.                                   14,491
          669   Terex Corp.*                                       47,165
          612   Trinity Industries, Inc.                           31,243
          504   Wabash National Corp.                              10,750
          848   Wabtec Corp.                                       26,771
                                                           --------------
                                                                1,562,247
                                                           --------------
                WATER UTILITIES (0.0%)
        1,855   Aqua America Inc.                                  52,237
          331   California Water Service
                  Group                                            14,051
        1,208   Nalco Holding Co.                                  22,288
                                                           --------------
                                                                   88,576
                                                           --------------
                WHOLESALE DISTRIBUTORS (0.2%)
          555   Applied Industries
                  Technologies, Inc.                               23,588
        2,560   Genuine Parts Co.                                 108,877
        1,133   Grainger (W.W.), Inc.                              80,364
          485   Handleman Co.                                       5,762
          924   Hughes Supply, Inc.                                42,596
          657   MSC Industrial Direct Co., Inc.
                  (Class A)                                        29,519
          366   School Specialty, Inc.*                            13,743
          774   SCP Pool Corp.                                     30,867
          453   United Stationers, Inc.*                           22,664
          629   WESCO International, Inc.*                         30,148
                                                           --------------
                                                                  388,128
                                                           --------------
                WIRELESS
                TELECOMMUNICATIONS (0.1%)
        2,097   Alamosa Holdings, Inc.*                            39,297
          472   Centennial Communications
                  Corp. (Class A)*                                  4,451
        2,170   Dobson Communications
                  Corp. (Class A)*                                 16,101

                       SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                       VALUE
-------------------------------------------------------------------------
        2,187   Nextel Partners, Inc.
                  (Class A)*                               $       61,214
        1,896   NII Holdings, Inc. (Class B)*                      93,776
          694   Price Communications
                  Corp.*                                           10,486
        1,156   SBA Communications Corp.*                          25,259
        1,186   Suncom Wireless
                  Holdings Inc. (Class A)*                          2,135
        1,362   Telephone & Data
                  Systems, Inc.                                    48,800
          301   United States Cellular Corp.*                      15,321
                                                           --------------
                                                                  316,840
                                                           --------------
                TOTAL COMMON STOCKS
                  (COST $168,462,098)                         207,918,007
                                                           --------------
                WARRANTS (0.0%)
                AEROSPACE & DEFENSE (0.0%)
          452   TIMCO Aviation Services, Inc.
                  (expire 02/28/07)*                                    0
                                                           --------------
                INTERNET RETAIL (0.0%)
          488   Expedia Inc.
                  (expire 02/04/09)*                                7,149
          488   IAC/InterActiveCorp
                  (expire 02/04/09)*                                7,149
                                                           --------------
                TOTAL WARRANTS
                  (COST $4,569)                                    14,298
                                                           --------------
  PRINCIPAL
  AMOUNT IN
  THOUSANDS
--------------
                SHORT-TERM INVESTMENT (1.7%)
                REPURCHASE AGREEMENT
$       3,590   Joint repurchase agreement
                account 4.44% due 02/01/06
                (dated 01/31/06; proceeds
                $3,590,443)(b)
                (COST $3,590,000)                          $    3,590,000
                                                           --------------
TOTAL INVESTMENTS
  (COST $172,056,667) (c) (d)                 100.1%          211,522,305

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                 (0.1)             (168,263)
                                              -----        --------------

NET ASSETS                                    100.0%       $  211,354,042
                                              =====        ==============

----------
  ADR AMERICAN DEPOSITARY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
  ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $141,750.
  (a) SECURITIES WITH TOTAL MARKET VALUES EQUAL TO $0 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
  (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $3,240,737 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
  (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $71,337,475 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $31,871,837, RESULTING IN NET UNREALIZED APPRECIATION OF $39,465,638.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

 NUMBER OF                     DESCRIPTION, DELIVERY           UNDERLYING FACE      UNREALIZED
 CONTRACTS   LONG/SHORT            MONTH AND YEAR              AMOUNT AT VALUE     APPRECIATION
-------------------------------------------------------------------------------------------------
    35          Long      Russell 2000 E-Mini Index          $        2,578,450   $       145,427
                          March 2006
     3          Long      S&P 500 Index                                 962,700            13,147
                          March 2006
                                                                                  ---------------
                          Total Unrealized Appreciation                           $       158,574
                                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TOTAL MARKET INDEX FUND
SUMMARY OF INVESTMENTS - JANUARY 31, 2006

                                        PERCENT OF
SECTOR                      VALUE       NET ASSETS
--------------------------------------------------
Finance                 $  44,321,637     21.0%
Electronic Technology      21,544,868     10.2
Health Technology          20,118,170      9.5
Energy Minerals            15,239,429      7.2
Technology Services        13,671,886      6.5
Producer Manufacturing     13,422,393      6.3
Consumer Non-Durables      13,045,368      6.2
Consumer Services          11,835,278      5.6
Retail Trade               11,245,359      5.3
Utilities                   7,106,665      3.4
Industrial Services         6,420,631      3.0
Communications              5,819,344      2.8
Health Services             5,396,534      2.6
Process Industries          4,726,246      2.2
Repurchase Agreement        3,590,000      1.7
Transportation              3,518,404      1.7
Consumer Durables           3,467,424      1.6
Non-Energy Minerals         2,569,297      1.2
Commercial Services         2,504,350      1.2
Distribution Services       1,920,731      0.9
Miscellaneous                  38,291      0.0
                        -------------    -----
                        $ 211,522,305*   100.1%
                        =============    =====

----------
* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $3,541,150 WITH TOTAL UNREALIZED APPRECIATION OF $158,574.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $172,056,667)                                 $     211,522,305
Cash                                                            56,587
Receivable for:
 Dividends                                                     159,556
 Shares of beneficial interest sold                            120,457
 Investments sold                                               73,004
 Variation margin                                                7,175
 Interest                                                          443
 Foreign withholding taxes reclaimed                               219
Prepaid expenses and other assets                               43,921
                                                     -----------------
     TOTAL ASSETS                                          211,983,667
                                                     -----------------
LIABILITIES:
Payable for:
 Shares of beneficial interest
  redeemed                                                     370,905
 Distribution fee                                              151,324
 Investments purchased                                          24,402
 Administration fee                                             14,872
 Transfer agent fee                                             13,361
 Investment advisory fee                                         1,380
Accrued expenses and other payables                             53,381
                                                     -----------------
     TOTAL LIABILITIES                                         629,625
                                                     -----------------
     NET ASSETS                                      $     211,354,042
                                                     =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                      $     228,814,820
Net unrealized appreciation                                 39,624,212
Accumulated undistributed net
 investment income                                             326,265
Accumulated net realized loss                              (57,411,255)
                                                     -----------------
     NET ASSETS                                      $     211,354,042
                                                     =================
CLASS A SHARES:
Net Assets                                           $      26,002,289
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                             2,325,582
     NET ASSET VALUE PER SHARE                       $           11.18
                                                     =================
     MAXIMUM OFFERING PRICE PER SHARE,
        (NET ASSET VALUE PLUS 5.54% OF
         NET ASSET VALUE)                            $           11.80
                                                     =================
CLASS B SHARES:
Net Assets                                           $     136,163,449
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                            12,458,430
     NET ASSET VALUE PER SHARE                       $           10.93
                                                     =================
CLASS C SHARES:
Net Assets                                           $      29,076,813
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                             2,664,052
     NET ASSET VALUE PER SHARE                       $           10.91
                                                     =================
CLASS D SHARES:
Net Assets                                           $      20,111,491
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                             1,784,855
     NET ASSET VALUE PER SHARE                       $           11.27
                                                     =================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $203 foreign
 withholding tax)                                    $       1,946,196
Interest                                                        94,044
                                                     -----------------
     TOTAL INCOME                                            2,040,240
                                                     -----------------
EXPENSES
Distribution fee (Class A shares)                               30,980
Distribution fee (Class B shares)                              716,087
Distribution fee (Class C shares)                              145,659
Transfer agent fees and expenses                               174,114
Investment advisory fee                                        133,013
Administration fee                                              88,675
Shareholder reports and notices                                 60,369
Professional fees                                               40,816
Registration fees                                               38,213
Custodian fees                                                  31,662
Trustees' fees and expenses                                      1,238
Other                                                           11,398
                                                     -----------------
     TOTAL EXPENSES                                          1,472,224
                                                     -----------------
Less: amounts waived/reimbursed                               (136,121)
     NET EXPENSES                                            1,336,103
                                                     -----------------
     NET INVESTMENT INCOME                                     704,137
                                                     -----------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                  2,764,402
Futures contracts                                              269,300
Capital gain distribution received                               1,408
                                                     -----------------
     NET REALIZED GAIN                                       3,035,110
                                                     -----------------
NET CHANGE IN UNREALIZED APPRECIATION/
 DEPRECIATION ON:
Investments                                                  6,689,740
Futures contracts                                              (79,977)
                                                     -----------------
     NET APPRECIATION                                        6,609,763
                                                     -----------------
     NET GAIN                                                9,644,873
                                                     -----------------
NET INCREASE                                         $      10,349,010
                                                     =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX          FOR THE YEAR
                                                                 MONTHS ENDED            ENDED
                                                               JANUARY 31, 2006      JULY 31, 2005
                                                               -----------------   -----------------
                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                          $         704,137   $       1,785,442
Net realized gain                                                      3,035,110           3,359,329
Net change in unrealized appreciation                                  6,609,763          30,564,606
                                                               -----------------   -----------------

     NET INCREASE                                                     10,349,010          35,709,377
                                                               -----------------   -----------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                          (296,305)           (144,845)
Class B shares                                                          (424,554)           (690,071)
Class C shares                                                          (127,434)           (125,529)
Class D shares                                                          (302,919)           (339,565)
                                                               -----------------   -----------------

     TOTAL DIVIDENDS                                                  (1,151,212)         (1,300,010)
                                                               -----------------   -----------------
Net decrease from transactions in shares of
 beneficial interest                                                 (34,844,474)        (42,794,685)
                                                               -----------------   -----------------

     NET DECREASE                                                    (25,646,676)         (8,385,318)
NET ASSETS:
Beginning of period                                                  237,000,718         245,386,036
                                                               -----------------   -----------------
END OF PERIOD
INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$326,265 AND $773,340, RESPECTIVELY)                           $     211,354,042   $     237,000,718
                                                               =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Dow Jones Wilshire 5000 Composite Index (the "Index"). The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net asset of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's Advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,042,604 at January 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $180,393 and $2,117, respectively and received $5,403 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2006 aggregated $3,250,944 and $35,725,418, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Adviser, Administrator and Distributor, of $152,273, including a realized gain of $26,357.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX                      FOR THE YEAR
                                     MONTHS ENDED                         ENDED
                                   JANUARY 31, 2006                   JULY 31, 2005
                             -----------------------------   -----------------------------
                                      (UNAUDITED)
                                 SHARES         AMOUNT           SHARES          AMOUNT
                             -------------   -------------   -------------   -------------
CLASS A SHARES
Sold                                77,802   $     840,710         446,059   $   4,701,247
Conversion from Class B            114,258       1,236,677       1,287,631      12,398,688
Reinvestment of dividends           25,066         274,974          13,311         137,233
Redeemed                          (376,047)     (4,042,384)       (483,614)     (4,852,539)
                             -------------   -------------   -------------   -------------
Net increase (decrease) --
 Class A                          (158,921)     (1,690,023)      1,263,387      12,384,629
                             -------------   -------------   -------------   -------------
CLASS B SHARES
Sold                               126,904       1,330,672         787,822       7,648,409
Conversion to Class A             (117,254)     (1,236,677)     (1,254,944)    (12,398,688)
Reinvestment of dividends           35,940         385,639          61,790         622,226
Redeemed                        (2,324,730)    (24,323,761)     (5,044,948)    (48,868,919)
                             -------------   -------------   -------------   -------------
Net decrease -- Class B         (2,279,140)    (23,844,127)     (5,450,280)    (52,996,972)
                             -------------   -------------   -------------   -------------
CLASS C SHARES
Sold                               142,120       1,494,111         419,450       4,138,191
Reinvestment of dividends           10,428         111,788          10,801         108,765
Redeemed                          (410,816)     (4,277,371)       (762,933)     (7,432,572)
                             -------------   -------------   -------------   -------------
Net decrease -- Class C           (258,268)     (2,671,472)       (332,682)     (3,185,616)
                             -------------   -------------   -------------   -------------
CLASS D SHARES
Sold                               194,732       2,112,668       1,178,414      11,738,141
Reinvestment of dividends           23,316         257,646          26,843         278,634
Redeemed                          (826,756)     (9,009,166)     (1,094,819)    (11,013,501)
                             -------------   -------------   -------------   -------------
Net increase (decrease) --
 Class D                          (608,708)     (6,638,852)        110,438       1,003,274
                             -------------   -------------   -------------   -------------
Net decrease in Fund            (3,305,037)  $ (34,844,474)     (4,409,137)  $ (42,794,685)
                             =============   =============   =============   =============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2005, the Fund had a net capital loss carryforward of $60,161,051 of which $16,466,437 will expire on July 31, 2010, $32,841,558 will expire on July 31, 2011 and $10,853,056 will expire on July 31, 2012 to offset future capital gains to the extent provided by regulations.

As of July 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, the mark-to-market of open futures contracts and tax adjustments on real estate investment trust ("REITs") and partnership investments held by the Fund.

7. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

MORGAN STANLEY TOTAL MARKET INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                           FOR THE YEAR ENDED JULY 31,
                                               MONTHS ENDED           ------------------------------------------------------------
                                             JANUARY 31, 2006           2005         2004         2003         2002         2001
                                             -----------------        --------     --------     --------     --------     --------
                                                (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $           10.74        $   9.32     $   8.33     $   7.52     $   9.70     $  11.38
                                             -----------------        --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income++                                 0.06            0.13         0.08         0.08         0.06         0.06
  Net realized and unrealized gain (loss)                 0.51            1.41         0.98         0.76        (2.24)       (1.74)
                                             -----------------        --------     --------     --------     --------     --------
Total income (loss) from investment
  operations                                              0.57            1.54         1.06         0.84        (2.18)       (1.68)
                                             -----------------        --------     --------     --------     --------     --------
Less dividends from net investment income                (0.13)          (0.12)       (0.07)       (0.03)           -            -
                                             -----------------        --------     --------     --------     --------     --------
Net asset value, end of period               $           11.18        $  10.74     $   9.32     $   8.33     $   7.52     $   9.70
                                             =================        ========     ========     ========     ========     ========
TOTAL RETURN+                                             5.33%(1)       16.53%       12.79%       11.23%      (22.47)%     (14.76)%

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  0.64%(2)        0.65%        0.72%        0.75%        0.75%        0.71%
Net investment income                                     1.20%(2)        1.33%        0.91%        1.01%        0.67%        0.58%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $          26,002        $ 26,673     $ 11,383     $ 12,865     $ 13,410     $ 16,678
Portfolio turnover rate                                      2%(1)           5%           3%           4%           4%           7%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE        NET INVESTMENT
                  YEAR ENDED          RATIO          INCOME RATIO
               ----------------   -------------   -------------------
               JANUARY 31, 2006      0.76%             1.07%
               JULY 31, 2005         0.84              1.14
               JULY 31, 2004         0.87              0.76
               JULY 31, 2003         0.94              0.82
               JULY 31, 2002         0.90              0.52
               JULY 31, 2001         0.81              0.48

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                           FOR THE YEAR ENDED JULY 31,
                                               MONTHS ENDED         -------------------------------------------------------------
                                             JANUARY 31, 2006         2005         2004         2003         2002         2001
                                             ----------------       ---------    ---------    ---------    ---------    ---------
                                                (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $          10.44       $    9.07    $    8.11    $    7.35    $    9.56    $   11.31
                                             ----------------       ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                         0.02            0.06         0.01         0.02        (0.01)       (0.02)
  Net realized and unrealized gain (loss)                0.50            1.35         0.97         0.75        (2.20)       (1.73)
                                             ----------------       ---------    ---------    ---------    ---------    ---------
Total income (loss) from investment
  operations                                             0.52            1.41         0.98         0.77        (2.21)       (1.75)
                                             ----------------       ---------    ---------    ---------    ---------    ---------
Less dividends from net investment income               (0.03)          (0.04)       (0.02)       (0.01)           -            -
                                             ----------------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period               $          10.93       $   10.44    $    9.07    $    8.11    $    7.35    $    9.56
                                             ================       =========    =========    =========    =========    =========
TOTAL RETURN+                                            5.02%(1)       15.53%       12.05%       10.46%      (23.12)%     (15.47)%

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                 1.40%(2)        1.40%        1.47%        1.50%        1.50%        1.50%
Net investment  income (loss)                            0.44%(2)        0.58%        0.16%        0.26%       (0.08)       (0.21)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $        136,163       $ 153,897    $ 183,031    $ 182,932    $ 191,843    $ 290,758
Portfolio turnover rate                                     2%(1)           5%           3%           4%           4%           7%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                    EXPENSE          NET INVESTMENT
                  YEAR ENDED         RATIO        INCOME (LOSS) RATIO
               ----------------    --------       -------------------
               JANUARY 31, 2006      1.52%               0.32%
               JULY 31, 2005         1.59                0.39
               JULY 31, 2004         1.62                0.01
               JULY 31, 2003         1.69                0.07
               JULY 31, 2002         1.65               (0.23)
               JULY 31, 2001         1.60               (0.31)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                           FOR THE YEAR ENDED JULY 31,
                                               MONTHS ENDED           ------------------------------------------------------------
                                             JANUARY 31, 2006           2005         2004         2003         2002         2001
                                             -----------------        --------     --------     --------     --------     --------
                                                (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $           10.44        $   9.07     $   8.11     $   7.36     $   9.56     $  11.31
Income (loss) from investment operations:    -----------------        --------     --------     --------     --------     --------
  Net investment income (loss)++                          0.02            0.06         0.01         0.02         0.00        (0.02)
  Net realized and unrealized gain (loss)                 0.50            1.35         0.97         0.74        (2.20)       (1.73)
                                             -----------------        --------     --------     --------     --------     --------
Total income (loss) from investment
  operations                                              0.52            1.41         0.98         0.76        (2.20)       (1.75)
                                             -----------------        --------     --------     --------     --------     --------
Less dividends from net investment income                (0.05)          (0.04)       (0.02)       (0.01)           -            -
                                             -----------------        --------     --------     --------     --------     --------
Net asset value, end of period               $           10.91        $  10.44     $   9.07     $   8.11     $   7.36     $   9.56
                                             =================        ========     ========     ========     ========     ========
TOTAL RETURN+                                             4.96%(1)       15.57%       12.13%       10.31%      (23.01)%     (15.47)%

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  1.39%(2)        1.38%        1.47%        1.50%        1.42%        1.50%
Net investment income (loss)                              0.45%(2)        0.60%        0.16%        0.26%        0.00%       (0.21)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $          29,077        $ 30,513     $ 29,514     $ 23,483     $ 24,616     $ 35,607
Portfolio turnover rate                                      2%(1)           5%           3%           4%           4%           7%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                    EXPENSE         NET INVESTMENT
                  YEAR ENDED         RATIO        INCOME (LOSS) RATIO
               ----------------   -------------   -------------------
               JANUARY 31, 2006      1.51%                0.33%
               JULY 31, 2005         1.57                 0.41
               JULY 31, 2004         1.62                 0.01
               JULY 31, 2003         1.69                 0.07
               JULY 31, 2002         1.57                (0.15)
               JULY 31, 2001         1.60                (0.31)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                           FOR THE YEAR ENDED JULY 31,
                                               MONTHS ENDED           ------------------------------------------------------------
                                             JANUARY 31, 2006           2005         2004         2003         2002         2001
                                             -----------------        --------     --------     --------     --------     --------
                                                (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $           10.83        $   9.40     $   8.40     $   7.57     $   9.74     $  11.41
Income (loss) from investment operations:    -----------------        --------     --------     --------     --------     --------
  Net investment income++                                 0.08            0.16         0.11         0.09         0.08         0.08
  Net realized and unrealized gain (loss)                 0.51            1.41         0.99         0.78        (2.25)       (1.75)
                                             -----------------        --------     --------     --------     --------     --------
Total income (loss)from investment
  operations                                              0.59            1.57         1.10         0.87        (2.17)       (1.67)
                                             -----------------        --------     --------     --------     --------     --------
Less dividends from net investment income                (0.15)          (0.14)       (0.10)       (0.04)           -            -
                                             -----------------        --------     --------     --------     --------     --------
Net asset value, end of period               $           11.27        $  10.83     $   9.40     $   8.40     $   7.57     $   9.74
                                             =================        ========     ========     ========     ========     ========
TOTAL RETURN+                                             5.52%(1)       16.75%       13.11%       11.54%      (22.28)%     (14.64)%

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  0.40%(2)        0.40%        0.47%        0.50%        0.50%        0.50%
Net investment income                                     1.44%(2)        1.58%        1.16%        1.26%        0.92%        0.79%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $          20,111        $ 25,918     $ 21,458     $ 13,347     $  6,506     $  7,329
Portfolio turnover rate                                      2%(1)           5%           3%           4%           4%           7%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                    EXPENSE         NET INVESTMENT
                  YEAR ENDED         RATIO           INCOME RATIO
               ----------------   -------------   -------------------
               JANUARY 31, 2006      0.52%               1.32%
               JULY 31, 2005         0.59                1.39
               JULY 31, 2004         0.62                1.01
               JULY 31, 2003         0.69                1.07
               JULY 31, 2002         0.65                0.77
               JULY 31, 2001         0.60                0.69

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

36085RPT-RA06-00227P-Y01/06

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                    TOTAL MARKET
                                                                      INDEX FUND

                                                               Semiannual Report
                                                                January 31, 2006

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006